As filed with the Securities and Exchange Commission on March 1, 1999

                                          Registration No. 33-44839


                              SECURITIES AND EXCHANGE COMMISSION
                                           WASHINGTON, D.C.  20549

                                                  FORM N-4
             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
(X)
                             PRE-EFFECTIVE AMENDMENT NO.          (   )
                                                          -----
                             POST-EFFECTIVE AMENDMENT NO.   1
                                                          ------
(X )

                                                   and/or

                                 REGISTRATION STATEMENT UNDER THE INVESTMENT
                                             COMPANY ACT OF 1940
(X)

                                            Amendment No.   18
(X)
                               (Check appropriate box or boxes)


                                            MAXIM SERIES ACCOUNT
                                         (Exact name of Registrant)
                                 GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
                                             (Name of Depositor)
                                           8515 East Orchard Road
                            Englewood, Colorado 80111
         (Address of Depositor's Principal Executive Offices) (Zip Code)
                             Depositor's Telephone Number, including Area Code:
                                               (800) 537-2033


                                             William T. McCallum
                                    President and Chief Executive Officer
                                 Great-West Life & Annuity Insurance Company
                                           8515 East Orchard Road
                                         Englewood, Colorado  80111
                                   (Name and Address of Agent for Service)

                                                  Copy to:

                                            James F. Jorden, Esq.
                             Jorden Burt Boros Cicchetti Berenson & Johnson LLP 1025 Thomas Jefferson Street, N.W., Suite 400 East
                                        Washington, D.C.  20007-0805


Title  of  Securities  Being  Registered:   Flexible  Premium  Deferred  Annuity
Contracts.

It is proposed that this filing will become effective (check appropriate space):

        _____  Immediately upon filing pursuant to paragraph (b) of Rule 485.
        _____  On ____________, pursuant to paragraph (b) of Rule 485.
        X____ 60 days after filing pursuant to paragraph (a)(1) of Rule 485. _____ On ____________, pursuant to paragraph (a)(1) of Rule 485.
        _____  75 days after filing pursuant to paragraph (a)(2) of Rule 485.
        _____  On ____________, pursuant to paragraph (a)(2) of Rule 485.

        If appropriate, check the following:

        _____ This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                                            MAXIM SERIES ACCOUNT
                                            Cross Reference Sheet
                                       Showing Location in Prospectus
                                   and Statement of Additional Information
                                           As Required by Form N-4

FORM N-4 ITEM                                             PROSPECTUS CAPTION

1.      Cover Page..........................                                    Cover Page

2.      Definitions.........................                                    Definitions

3.      Synopsis............................                                    Overview;  Fee
        Table; Key
                                                                 Features of the Contract

4.      Condensed Financial Information.....                            Not Applicable

5.            General Description of  Registrant,
        Depositor and  Portfolio Companies...............               Great-West    Life   &
Annuity
                                                                 Insurance    Company;     the
Series Account;                                                                 Account;   The
Eligible Funds;
                                                                 Voting Rights

6.      Deductions and Expenses............                      Charges    and    Deductions;
        Appendix A                                                      A;   Distribution   of
        the Contracts

7.      General Description of Variable
         Annuity Contracts........                                      Key  Features  of  the
Contract; The
                                                                 Eligible  Funds;  Application
and
                                                                 Initial         Contribution;
Ongoing Contributions;       Transfers; Death
                                                                 Benefit;    Annuity   Payment
Options; Rights
                                                                 Reserved by Great-West;
                                                                 Statement    of    Additional
Information

8.      Annuity Period......................                                    Annuity
        Payment Options


9.      Death Benefit.......................                                    Death Benefit

10.     Purchases and Contract Value........                            Application        and
        Initial Contribution;
                                                                 Ongoing        Contributions;
        Annuity Account Value

11.     Redemptions.........................                                    Cash
        Withdrawals; Payment
                                                                 Options;   Key   Features  of
the Contract


12.     Taxes...............................                                    Federal    Tax
        Matters

13.     Legal Proceedings...................                                    Not Applicable

14.     Table of Contents of Statement
        of Additional Information.......................                        Available
Information






                                                                 STATEMENT OF ADDITIONAL
FORM N-4 ITEM                                             INFORMATION CAPTION

15.     Cover Page..........................                                    Cover Page

16.     Table of Contents...................                                    Table       of
        Contents

17.     General Information and
          History...........................
General Information

18.     Services............................                                    Services

19.     Purchase of Securities
          Being Offered.....................                                    Not Applicable

20.     Underwriters........................                                    Services     -
        Principal Underwriter

21.     Calculation of
          Performance Data..................                                    Calculation
of Performance
                                      Data

22.     Annuity Payments....................                                    Calculation
        of Annuity Payments

23.     Financial Statements................                                    Financial
        Statements




                                            Part A

                             Information Required in a Prospectus

                                  The AICPA Variable Annuity
                         A flexible premium deferred variable annuity
                                        Distributed by
                                 BenefitsCorp Equities, Inc.
                        ---------------------------------------------
                                          Issued by
                         Great-West Life & Annuity Insurance Company

OVERVIEW
This Prospectus describes The AICPA Variable Annuity--a flexible premium deferred annuity contract designed to help you in long-term financial planning. The Contract provides an annuity insurance contract whose value is based on the investment performance of Investment Divisions that you select. It is issued as a group contract by Great-West Life & Annuity Insurance Company (we, us, Great-West or GWL&A) and is issued to the American Institute of Certified Public Accountants. Depending on your state, members, spouses of members and employees of AICPA may be eligible to participate in The AICPA Variable Annuity. When you participate in The AICPA Variable Annuity, you will be issued a certificate showing your interest under the group contract--both the group contract and the certificate will be referred to as the "Contract" throughout this prospectus.

Who Should Invest
The Contract is designed for investors who are seeking long-term, tax-deferred asset accumulation with a wide range of investment options. It is intended for individuals who are affiliated with the American Institute of Certified Public Accountants.

Allocating Your Money
You can  allocate  your money among 8  Investment  Divisions of the Maxim Series
Account - each Investment Division invests all of its assets in one of 8 corresponding mutual funds ("Eligible Funds"). The Eligible Funds are:

Maxim Series Fund, Inc.: Maxim Money Market Portfolio; Maxim T. Rowe Price Equity/Income Portfolio; Maxim INVESCO Balanced Portfolio; Maxim Growth Index Portfolio Dreyfus Stock Index Fund: Dreyfus Stock Index Fund Janus Aspen Series:
Janus Aspen Flexible Income  Portfolio  Neuberger & Berman  Advisers  Management
Trust: Neuberger & Berman AMT Partners Investments Templeton Variable Product Series Fund: Templeton International Fund

Payment Options
You may choose from a wide range of annuity options to provide flexibility in choosing an annuity payment schedule that meets your needs. These annuity options include alternatives designed to provide payments for life (for either a single or joint life), with or without a guaranteed minimum number of payments.

For more information, please contact the Annuity Service Center.

This prospectus presents important information you should read before purchasing the Contract. Please read it carefully and keep it for future reference. You can find more detailed information about the Contract in the Statement of Additional Information dated ______, ___, 1999, and filed with the Securities and Exchange Commission. The Statement of Additional Information is incorporated by reference into this prospectus, which means it is legally a part of this prospectus, and may be obtained without charge by contacting the Annuity Service Center at 800-355-1608, or P.O. Box 1700, Denver, Colorado 80201. Or, you can obtain it by visiting the Securities and Exchange Commission's web site at www.sec.gov.

These securities have not been approved or disapproved by the Securities and Exchange Commission or any state securities commission nor has the Securities and Exchange Commission or any state securities commission passed upon the accuracy or adequacy of this Prospectus. Any representation to the contrary is a criminal offense. Please read this Prospectus and keep it for future reference.


The date of this Prospectus is __________, _____, 1999.

                                      TABLE OF CONTENTS

                                              6
Definitions..................................3
Key Features of the Contract.................5
    How to Invest............................5
    Allocation of Your Contributions.........5
    Free Look Period.........................5
    A Wide Range of Investment Choices.......5
    Charges and Deductions Under the Contract5
    Full and Partial Withdrawals.............5
    Making Transfers.........................5
    Payment Options..........................5
    Death Benefit............................5
    Customer Service.........................6
Fee Table....................................7
Eligible Fund Annual Expenses................7
Great-West Life & Annuity Insurance Company..8
The Series Account...........................8
The Eligible Funds...........................9
    Meeting Investment Objectives............9
    Reinvestment.............................9
  Where to Find More Information
    About the Eligible Funds.................9
Application and Initial Contribution........10
Ongoing Contributions.......................10
Annuity Account Value.......................10
Transfers...................................11
    In General..............................11
    Possible Restrictions...................11
Dollar Cost Averaging.......................11
Rebalancer..................................12
Cash Withdrawals............................13
    Tax Consequences of Withdrawals.........13
Telephone Transactions......................13
Death Benefit...............................13
    Beneficiary.............................14
    Contingent Annuitant....................15

Charges and Deductions......................15
    Mortality and Expense Risk Charge.......15
    Certificate Maintenance Charge..........15
    Premium Tax.............................15
    Transfer Fee............................15
    Other Taxes.............................15
    Expenses of the Eligible Funds..........15
Periodic Withdrawals........................15
    Periodic Withdrawal Payment Options.....16
Annuity Payment Options.....................16
    Annuity Commencement Date...............16
    Annuity Payment Options.................16
    Annuity Options.........................16
    Variable Annuity Payment Options........17
    Variable Annuity Payment Provisions.....17
Federal Tax Matters.........................17
    Taxation of Annuities...................18
    Withdrawals.............................18
    Annuity Payments........................18
    Penalty Tax.............................18
    Taxation of death benefit proceeds......19
    Distribution at death...................19
    Transfers, Assignments or Pledges.......19
    Multiple Transfers......................19
    Withholding.............................19
    Section 1035 Exchanges..................19
Seek Tax Advice.............................19
Assignments or Pledges......................19
Performance Data............................20
Distribution of the Contracts...............22
Voting Rights...............................22
Rights Reserved by Great-West...............23
Adding and Discontinuing Investment Options.23
Substitution of Investments.................23
Legal Matters...............................23
Available Information.......................23
Net Investment Factor...............Appendix A

  This Prospectus does not constitute an offering in any jurisdiction in which such offering may not lawfully be made. No dealer, salesperson or other person is authorized to give any information or make any representations in connection with this offering other than those
        contained           in this  Prospectus,  and,  if given  or made,  such
                            other information or representations must not be relied on.

                         The Contract is not available in all states.

DEFINITIONS

Accumulation Period
The period between the Effective Date and the Annuity Commencement Date. During this period, you are making Contributions to the Contract.

Accumulation Unit
An accounting measure used to determine the Annuity Account Value before the date annuity payments commence.

Annuitant
The person named in the application upon whose life the payment of an annuity is based and who will receive annuity payments. Unless you elect otherwise, the Owner will be the Annuitant. If a Contingent Annuitant is named, the Annuitant will be considered the Primary Annuitant.

Annuity Account
An account established by us in your name that reflects all account activity under this Contract.

Annuity Account Value
The total value of your Variable Sub-Accounts--less any withdrawals, amounts applied to an annuity option, charges deducted under the Contract, and any applicable Premium Tax.

Annuity Commencement Date
The date on which annuity payments commence under a payment option. The Annuity Commencement Date must be at least one year after the Effective Date. If you do not indicate an Annuity Commencement Date on your application or written Request to us and are not exercising a periodic withdrawal option, annuity payments will commence on the first day of the month of the Annuitant's 91st birthday. You may change the Annuity Commencement Date within 60 days prior to commencement of annuity payments or your Beneficiary may change it upon your death.

Payments made after the Annuity Commencement Date are referred to as annuity payments. Contractual rights that were available prior to electing an annuity option are no longer applicable after the Annuity Commencement Date.

Annuity Payment Period
The period beginning on the Annuity Commencement Date during which we make annuity payments.

Annuity Service Center
P.O. Box 1700, Denver, Colorado 80201, telephone 800-355-1608.

Annuity Unit
An accounting measure we use to determine the amount of any variable annuity payment after the first annuity payment is made.

Automatic Contribution Plan
A plan which allows you to make automatic scheduled Contributions to the Contract. Contributions will be withdrawn from a designated pre-authorized account and automatically credited to your Annuity Account.

Beneficiary
The person(s) designated by you to receive any death benefit under the terms of the Contract.

Contingent Annuitant
The person named in the application who becomes the Annuitant when the Primary Annuitant dies. The Contingent Annuitant must be designated before the death of the Primary Annuitant.

Contract Anniversary Date
The anniversary of the Effective Date of your Contract.

Contributions
Amounts you pay to purchase a Contract.

Eligible Fund
A mutual fund in which an Investment Division invests all of its assets.

Effective Date
The date on which the initial Contribution is credited to your Annuity Account.

Investment Division
The Series Account is divided into Investment Divisions, one for each Eligible Fund. Each Investment Division invests all of its assets in the corresponding Eligible Fund. You select one or more Investment Divisions to which you allocate Annuity Account Value - your allocated Annuity Account Value will reflect the investment performance of the corresponding Eligible Funds.

Owner (Joint Owner) or You
The person(s) named in the application who is entitled to exercise all rights and privileges under the Contract. Joint Owners must be husband and wife on the date the Contract is issued. The Annuitant will be the Owner unless otherwise indicated in the application.

Payment Commencement Date
The date on which periodic withdrawals begin under a payout option. The Payment Commencement Date must be at least one year after the Effective Date.

While you are receiving periodic withdrawals you may continue to exercise all contractual rights that are available prior to electing an annuity option, except that no Contributions may be made. You may request that periodic withdrawals stop and you may change the withdrawal option and/or frequency once each calendar year.

Premium Tax

A tax charged by a state or other governmental authority. The range of Premium Taxes currently is 0% to 3.50% and may be assessed at the time you make a Contribution or when you make withdrawals or annuitize.


Request
Any written, telephoned, or computerized instruction in a form satisfactory to Great-West and received at the Annuity Service Center (or other annuity service center subsequently named) from you, your designee (as specified in a form acceptable to Great-West) or the Beneficiary (as applicable).

Series Account
The segregated account established by Great-West to provide the funding options for the Contract. It is registered as a unit investment trust under the Investment Company Act of 1940 and consists of the various Investment Divisions.

Surrender Value
The Annuity Account Value on the effective date of the surrender.

Transaction Date
The date on which any Contribution or Request from you will be processed. Contributions and Requests received at the Annuity Service Center after the close of the New York Stock Exchange (generally 4:00 p.m. EST/EDT) will be deemed to have been received on the next business day. Transaction Requests will be processed and the Annuity Account Value will be determined on each day that the New York Stock Exchange is open for trading. On the day after Thanksgiving, however, you can submit transaction Requests only by automated voice response unit or by fully automated computer link.

Transfer
When you move money from and among the Investment Divisions.

Valuation Date
A date on which we calculate the value of the Investment Divisions. This calculation is made as of the close of business of the New York Stock Exchange (generally 4:00 p.m.
EST/EDT).

Variable Sub-Accounts
An account we maintain for you that reflects the value credited to you from an Investment Division.

KEY FEATURES OF THE CONTRACT
Following are some of the key features of The AICPA Variable Annuity. These topics are discussed in more detail throughout the prospectus so please be sure to read through it carefully.

How to Invest
You must  complete an  application  and pay by check or  Automatic  Contribution
Plan.

The minimum initial investment is:
o       $2,000
o       $1,000 if Contributions are made via Automatic Contribution Plan

The minimum ongoing Contribution:
o       $250

o       $100 per month if made via Automatic Contribution Plan


Allocation of Your Contributions Your initial Contribution will be allocated to the Maxim Money Market Investment Division during the free look period. Within five days after the end of the applicable free look period, your Annuity Account Value will be allocated to the Investment Divisions based on the instructions specified in your application. You can change your allocation instructions at any time by Request.

Free Look Period
The Contract provides for a free look period which allows you to cancel your Contract generally within 10 days of your receipt of the Contract. You can cancel the Contract during the free look period by delivering or mailing the Contract to the Annuity Service Center. The cancellation is not effective unless we receive the Contract in person or post-marked before the end of the free look period. If the Contract is returned, the Contract will be void from the start and the greater of the following will be refunded:

o    Contributions received, less surrenders, withdrawals and distributions, or

o    The Annuity Account Value.

A Wide Range of Investment Choices
The Contract gives you an opportunity to select among eight different Investment Divisions. Each Investment Division invests in shares of an Eligible Fund. The Eligible Funds cover a wide range of investment choices. The distinct investment objectives and policies for each Eligible Fund are more fully described in the individual fund prospectuses. You can obtain the prospectuses by contacting Great-West.

The portion of your Annuity Account Value allocated to an Investment Division will vary with the investment performance of that Investment Division. You bear the entire investment risk for all amounts invested in the Investment Division(s). Your Annuity Account Value could be less than the total amount of your Contributions.

Charges and Deductions Under the Contract You will pay no sales charges, redemption, or withdrawal charges. You will, however, pay the following annual charges:

o A mortality and expense risk charge of 0.50% of the net assets in the Variable Sub-Account.

o A Certificate Maintenance Charge of up to $30 will be deducted annually from your Annuity Account Value. This charge is waived if your Annuity Account Value equals or exceeds $25,000.
o A Transfer fee of $10 for each Transfer in excess of twenty-four Transfers per calendar year.

Depending on your state of residence,  we may be required to deduct a charge for
Premium  Tax  from   Contributions  or  amounts  withdrawn  or  at  the  Annuity
Commencement Date.

Making Transfers
You can Transfer among the Investment Divisions as often as you like. Each Transfer in excess of 24 in a calendar year will be subject to a $10 charge.

Full and Partial Withdrawals
You may withdraw all or part of your Annuity Account Value before the earlier of the Annuity Commencement Date you selected or the Annuitant's or Owner's death.

Withdrawals may be taxable and if made prior to age 59 1/2, may be subject to a 10% federal penalty tax. There is no limit on the number of withdrawals you can make.

Payment Options
You may choose from a wide range of annuity options to provide flexibility in choosing an annuity payment schedule that meets your needs. These annuity options include alternatives designed to provide payments for life (for either a single or joint life), with or without a guaranteed minimum number of payments.

Death Benefit

The amount of the death benefit, if payable before annuity payments commence, will be the greater of:

o the Annuity Account Value as of the date a Request for payment is received, less Premium Tax, if any; or

o   the  sum  of  Contributions   paid,  less  partial   withdrawals,   periodic
    withdrawals, any charges deducted under the Contract and Premium Tax, if any.

Customer Service
Professional representatives are available toll-free to assist you. If you have any questions about your Contract, please telephone the Annuity Service Center at 800-355-1608 or write to the Annuity Service Center at:

P.O. Box 1700
Denver, Colorado 80201

All inquiries should include the Contract number and your name as Owner. As an Owner, you will receive statements confirming any transactions relating to your Contract, as well as a quarterly statement and annual reports.

                                              8
FEE TABLE1
The purpose of this table and the examples that follow is to assist you in understanding the various costs and expenses that you will bear directly or indirectly when investing in the Contract. The table and examples reflect expenses related to the Investment Divisions and the Eligible Funds.

Owner transaction expenses
Sales load                                     None
Surrender fee                                  None
Transfer fee (first 24 per year)2              None
Annual Certificate Maintenance Charge3          $30.00


Investment Division annual expenses (as a percentage of average account assets) Mortality and expense risk charge 0.50% Administrative expense charge 0.00% Total Investment Division annual expenses 0.50%



1 The Eligible Fund Annual Expenses and the examples are based on data provided by the Eligible Funds. Great-West has no reason to doubt the accuracy or completeness of that data, but Great-West has not verified the Eligible Funds' figures, other than the portfolios of Maxim Series Fund, Inc.

2There is a $10 fee for each Transfer in excess of twenty-four in any calendar year. 3The Certificate Maintenance Charge is currently waived for Contracts with an Annuity Account Value of at least $25,000 on a Contract Anniversary Date. If your Annuity Account Value falls below $25,000 on your Contract Anniversary Date due to withdrawals or charges, the Certificate Maintenance Charge will be reinstated until such time as your Annuity Account Value equals or exceeds $25,000.


                                      ELIGIBLE FUND ANNUAL EXPENSES
            (as a percentage of Eligible Fund net assets, before waivers and reimbursements)
------------------------------------------------ -------------- ----------- -------- ---------------------
                   Portfolio                      Management    Other       Distrib-uTotal eligible fund
                                                     fees        expenses   (12b-1)        expenses
                                                                             fees
------------------------------------------------ -------------- ----------- -------- ---------------------
------------------------------------------------ -------------- ----------- -------- ---------------------
Maxim Money Market Portfolio
------------------------------------------------ -------------- ----------- -------- ---------------------
------------------------------------------------ -------------- ----------- -------- ---------------------
Janus Aspen Flexible Income Portfolio
------------------------------------------------ -------------- ----------- -------- ---------------------
------------------------------------------------ -------------- ----------- -------- ---------------------
Maxim T. Rowe Price Equity/Income Portfolio
------------------------------------------------ -------------- ----------- -------- ---------------------
------------------------------------------------ -------------- ----------- -------- ---------------------
Maxim INVESCO Balanced Portfolio
------------------------------------------------ -------------- ----------- -------- ---------------------
------------------------------------------------ -------------- ----------- -------- ---------------------
Dreyfus Stock Index Fund
------------------------------------------------ -------------- ----------- -------- ---------------------
------------------------------------------------ -------------- ----------- -------- ---------------------
Maxim Growth Index Portfolio
------------------------------------------------ -------------- ----------- -------- ---------------------
------------------------------------------------ -------------- ----------- -------- ---------------------
Neuberger & Berman AMT Partners Investments
------------------------------------------------ -------------- ----------- -------- ---------------------
------------------------------------------------ -------------- ----------- -------- ---------------------
Templeton International Fund (Class 1)
------------------------------------------------ -------------- ----------- -------- ---------------------






                                       Examples
If you retain,  annuitize or surrender the Contract at the end of the applicable time  period,  you  would  pay the  following  fees  and  expenses  on a  $1,000 investment,  assuming a 5% annual return.  These examples assume that no Premium
Taxes have been assessed.
------------------------------------------------- ----------- ------------- ------------- ----------------
              Investment Divisions                  1 year      3 years       5 years        10 years
------------------------------------------------- ----------- ------------- ------------- ----------------
------------------------------------------------- ----------- ------------- ------------- ----------------
Maxim Money Market Portfolio
------------------------------------------------- ----------- ------------- ------------- ----------------
------------------------------------------------- ----------- ------------- ------------- ----------------
Janus Aspen Flexible Income Portfolio
------------------------------------------------- ----------- ------------- ------------- ----------------
------------------------------------------------- ----------- ------------- ------------- ----------------
Maxim T. Rowe Price Equity/Income Portfolio
------------------------------------------------- ----------- ------------- ------------- ----------------
------------------------------------------------- ----------- ------------- ------------- ----------------
Maxim INVESCO Balanced Portfolio
------------------------------------------------- ----------- ------------- ------------- ----------------
------------------------------------------------- ----------- ------------- ------------- ----------------
Dreyfus Stock Index Fund
------------------------------------------------- ----------- ------------- ------------- ----------------
------------------------------------------------- ----------- ------------- ------------- ----------------
Maxim Growth Index Portfolio
------------------------------------------------- ----------- ------------- ------------- ----------------
------------------------------------------------- ----------- ------------- ------------- ----------------
Neuberger & Berman AMT Partners Investments
------------------------------------------------- ----------- ------------- ------------- ----------------
------------------------------------------------- ----------- ------------- ------------- ----------------
Templeton International Fund (Class 1)
------------------------------------------------- ----------- ------------- ------------- ----------------


These examples should not be considered representations of past or future expenses. Actual expanses paid may be greater or less than those shown.

GREAT-WEST LIFE ANNUITY INSURANCE COMPANY
Great-West is a stock life insurance company that was originally organized under the laws of the state of Kansas as the National Interment Association. Our name was changed to Ranger National Life Insurance Company in 1963 and to
Insuramerica Corporation prior to changing to our current name in 1982. In September of 1990, we re-domesticated under the laws of the state of Colorado.

Great-West is an indirect, wholly-owned subsidiary of The Great-West Life Assurance Company ("Great-West Life"). Great-West Life is a subsidiary of Great-West Lifeco Inc., a holding company. Great-West Lifeco Inc. is in turn a subsidiary of Power Financial Corporation, a financial services company. Power Corporation of Canada, a holding and management company, has voting control of Power Financial Corporation. Mr. Paul Desmarais, Jr. through a group of private holding companies, which he controls, has voting control of Power Corporation of Canada.

We are authorized to do business in 49 states, the District of Columbia, Puerto Rico, the U.S. Virgin Islands and Guam.

THE SERIES ACCOUNT
We established the Maxim Series Account in accordance with Kansas law on June 24, 1981. The Series Account now exists pursuant to Colorado law as a result of the redomestication of Great-West.

The Series Account consists of the Investment Divisions and is registered with the Securities and Exchange. Commission (the "SEC") as a unit investment trust under the Investment Company Act of 1940 (the "1940 Act"). This registration does not involve supervision by the SEC of the Series Account or Great-West.

The Series Account is organized as a "separate account" of Great-West under Colorado law. The Series Account and its Investment Divisions are administered and accounted for as part of the general business of Great-West. However, the income, gains, or losses of each Investment Division are credited to or charged against the assets held in that Investment Division in accordance with the terms of the Contracts, without regard to other income, gains or losses arising out of any other business Great-West may conduct. Under Colorado law, the assets of the Series Account are not chargeable with liabilities arising out of any other business Great-West may conduct.

We do not guarantee the investment performance of the Investment Divisions. Your Annuity Account Value and the amount of variable annuity payments depend on the investment performance of the Eligible Funds. Therefore, Owners bear the full investment risk for all Contributions allocated to the Investment Divisions.

The Series Account currently has 8 Investment Divisions available for allocation of Contributions. Each Investment Division invests exclusively in shares of one Eligible Fund. If we decide to make additional Investment Divisions available in the future, we may or may not make them available to existing Owners, based on our assessment of marketing needs and investment conditions.

THE ELIGIBLE FUNDS
Each Investment Division invests in a single Eligible Fund. Each Eligible Fund is a separate mutual fund having its own investment objectives and policies. The Eligible Funds are each registered with the SEC under the 1940 Act. This registration does not involve supervision of the management or investment practices of the Eligible Funds by the SEC.

Some of the Funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the Eligible Funds may be similar to, and may in fact be modeled after publicly traded mutual funds, you should understand that the Eligible Funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding Eligible Funds may differ substantially.

The following sets forth the investment objective of each Eligible Fund and summarizes its principal investment strategy: o the Maxim Money Market Portfolio seeks as high a level of current income as is consistent with the preservation of capital and liquidity. Shares of the Maxim Money Market Portfolio are neither insured nor guaranteed by the U.S. Government. Although the portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in this portfolio. o the Janus Aspen Flexible Income Portfolio seeks to obtain maximum total return, from a combination of income and capital appreciation. The Portfolio pursues its objective primarily through investments in income-producing securities. o the Maxim T. Rowe Price Equity/Income Portfolio seeks substantial dividend income and also capital appreciation. This portfolio invests primarily in divdend-paying common stocks of established companies. o the Maxim INVESCO Balanced Portfolio seeks high total return on investment through capital apprecation and current income. This portfolio invests 50% to 70% in common stocks and at least 25% in fixed income securities. o the Dreyfus Stock Index Fund's investment objective is to provide investment results that correspond to the price and yield performance of publicly traded common stocks in the aggregate, as represented by the Standard & Poor's 500 Composite Stock Price Index. The Dreyfus Stock Index Fund is neither sponsored by nor affiliated with Standard & Poor's Corporation. o the Maxim Growth Index Portfolio seeks investment results that, before fees, track the total return of the common stocks that comprise the Russell 1000 Growth Index. The Russell 1000 Growth Index was developed by the Frank Russell Company to track stock market performance of stocks from the Russell 1000 Index exhibiting certain characteristics suggesting growth potential. The Frank Russell Company is not a sponsor of, or in any other way affiliated with the Portfolio or the Fund. o the Neuberger & Berman AMT Partners Investments seeks capital growth. This investment objective is non-fundamental. Neuberger & Berman AMT Partners Investments invests principally in common stocks of medium to large capitalization established companies using the value-oriented investment approach. The Portfolio seeks capital growth through an investment approach that is designed to increase capital with reasonable risk. o the Templeton International Fund's investment objective is long-term capital growth through a flexible policy of investing in stocks and debt obligations of companies and governments outside the United States. Any income realized will be incidental.

Meeting Investment Objectives
The ability of the Eligible Funds to meet their investment objectives depends on various factors, including, but not limited to, how well the Eligible Fund managers anticipate changing economic and market conditions. There is no guarantee that any of the Eligible Funds will achieve their stated objectives.

Reinvestment
All dividend and capital gain distributions made by an Eligible Fund will be automatically reinvested in shares of the Eligible Fund on the date of the distribution.

Where to Find More Information About the Eligible Funds
Additional information about the Eligible Funds can be found in the current Prospectuses for the Eligible Funds, which can be obtained by calling the Annuity Service Center at 800-355-1608, or by writing to the Annuity Service Center, P.O. Box 1700, Denver, Colorado 80201. The Eligible Funds' Prospectuses should be read carefully before you make a decision to invest in an Investment Division.

APPLICATION AND INITIAL CONTRIBUTION The first step to purchasing the Contract is to fill out your application. When you submit it, you must make your initial Contribution of:

o       $2,000
o       $1,000 if you are setting-up an Automatic Contribution Plan

All checks should be made payable to Great-West. When you sign up for an Automatic Contribution Plan, we take the amount of money you designate for your ongoing Contributions directly from your bank or savings account. You can designate the date you would like your ongoing Contributions deducted from your account each month.

If your application is complete, including your initial Contribution, generally, your Contract will be issued and your Contribution will be credited within two business days after our receipt. Acceptance is subject to our receipt of sufficient information in a form acceptable to us and we reserve the right to reject any application or Contribution.

If your application is incomplete, Great-West will contact you by telephone to obtain the required information. If your application remains incomplete for five business days, we will return to you your initial Contribution and application unless you consent to our retaining the initial Contribution and crediting it as soon as we have your completed application.

During the ten-day (or longer where required by law) free look period, you may cancel your Contract within ten days after your receipt of the Contract. During the free look period, all Contributions will be processed as follows:

o Amounts you allocate to the Investment Divisions will be allocated to the Maxim Money Market Investment Division during the free look period. The Annuity Account Value held in the Maxim Money Market Investment Division will be allocated to the Investment Division(s) you selected within 5 days after the end of the applicable free look period in your state.

o During the free look period, you may change the Investment Divisions in which you'd like to invest as well as your allocation percentages. Any changes you make during the free look period will take effect within 5 days after the free look period has expired.

Any returned Contracts will be void from the start and the greater of the following will be refunded:

o       Contributions received less surrenders and withdrawals, or
o       The Annuity Account Value.

If you exercise the free look privilege, you must return the Contract. We must receive it in person or post-marked prior to the end of the free look period.

ONGOING CONTRIBUTIONS
You can make additional Contributions at any time prior to the Annuity Commencement Date, as long as the Annuitant is living. Subsequent Contributions must be at least $250 or $100 per month if made via an Automatic Contribution Plan. Subsequent Contributions will be credited on the Transaction Date. You can make total Contributions in excess of $1,000,000 with our prior approval.

Great-West reserves the right to modify the limitations set forth in this section.

ANNUITY ACCOUNT VALUE
Before the Annuity Commencement Date, your Annuity Account Value is the total dollar amount of all Accumulation Units in your Variable Sub-Accounts.

Each Variable Sub-Account's value prior to the Annuity Commencement Date is equal to:

o       net Contributions allocated to the corresponding Investment Division,

o plus or minus any increase or decrease in the value of the assets of the Variable Sub-Account due to investment results,

o       minus the daily mortality and expense risk charge,

o minus reductions for the Certificate Maintenance Charge deducted on each Contract Anniversary Date,

o       minus any applicable Transfer fees and
o       minus any withdrawals or Transfers from the Variable Sub-Account.

The value of an Investment Division's assets is determined at the end of each Valuation Date. A valuation period is the period between two successive Valuation Dates.

Your Annuity Account Value reflects the investment performance of the selected Investment Division(s).

Upon allocating Contributions to an Investment Division you will be credited with variable accumulation units in that Investment Division. The number of Accumulation Units credited to you is determined by dividing the portion of each Contribution allocated to the Investment Division by the value of an Accumulation Unit. The value of the Accumulation Unit is determined and credited at the end of the valuation period during which the Contribution was received.

We calculate each Investment Division's Accumulation Unit value at the end of each valuation period. It is calculated by multiplying the value of that unit at the end of the prior valuation period by the Investment Division's Net Investment Factor for the valuation period. The formula used to calculate the Net Investment Factor is discussed in Appendix A.

TRANSFERS
In General
Prior to the Annuity Commencement Date you may Transfer all or part of your Annuity Account Value among and between the Investment Divisions by telephone, by sending a Request to the Annuity Service Center or by calling KeyTalkTM - the voice response unit - at 800-355-1608.
Your Request must specify:
o       the amounts being transferred,
o the Investment Division(s) from which the Transfer is to be made, and o the Investment Division(s) that will receive the Transfer.

Currently, there is no limit on the number of Transfers you can make among the Investment Divisions during any calendar year. However, we reserve the right to limit the number of Transfers you make. Transfers will be effective on the Transaction Date.

There is no charge for the first twenty-four Transfers each calendar year, but there will be a charge of $10 for each additional Transfer made. The charge will be deducted from the amount transferred. All Transfers made on a single Transaction Date will count as only one Transfer toward the twenty-four free Transfers. However, if a one-time rebalancing Transfer also occurs on the Transaction Date, it will be counted as a separate and additional Transfer.

Transfers will result in the purchase and cancellation of Accumulation Units having a total value equal to the dollar amount being transferred. The purchase and cancellation of such units is made using the Annuity Account Value as of the end of the Valuation Date on which the Transfer is effective.

Possible Restrictions
We reserve the right without prior notice to modify, restrict, suspend or eliminate the Transfer privileges (including telephone Transfers) at any time.

Transfer restrictions may be necessary to protect investors from the negative effect large and/or numerous Transfers can have on portfolio management.

Although you can Request a Transfer by telephone, we reserve the right to require that each Transfer Request be submitted in writing and be signed by you. Transfer Requests by fax will not be accepted. Transfers among the Investment Divisions may also be subject to any terms and conditions imposed by the Eligible Funds.

DOLLAR COST AVERAGING
Dollar cost averaging allows you to make systematic Transfers from one available Investment Division to another Investment Division. Dollar cost averaging allows you to buy more units when the price is lower and fewer units when the price is higher. Over time, your average cost per unit may be more or less than if you invested all your money at one time. However, dollar cost averaging does not assure a greater profit, or any profit, and will not prevent or necessarily alleviate losses in a declining market.

You can set up automatic dollar cost averaging on a monthly, quarterly, semi-annual or annual basis. Your Transfer will be initiated on the Transaction Date one frequency period following the date of the Request. For example, if we receive a Request for quarterly Transfers on January 9, your first Transfer will be made on April 9 and every three months on the 9th thereafter (if the 9th is not a Valuation Date, on the next immediately following Valuation Date). Transfers will continue on that same day each interval unless terminated by you or for other reasons as set forth in the Contract.

If there are insufficient funds in the applicable Variable Sub-Account on the date your Transfer is scheduled, your Transfer will not be made. However, your dollar cost averaging Transfers will resume as of the next frequency period once there are sufficient funds in the applicable Variable Sub-Account. Dollar cost averaging will terminate automatically when you start taking payments from the annuity. Dollar cost averaging Transfers are not counted against the twenty-four free Transfers allowed in a calendar year.

Dollar cost averaging Transfers must meet the following conditions:

o The minimum amount that can be transferred out of the selected Investment Division is $100 per month.
o You must: (1) specify the dollar amount to be transferred, (2) designate the Investment Division(s) to which the Transfer will be made, and (3) the percent of the dollar amount to be allocated to each Investment Division into which you are transferring money.

You may not participate in dollar cost averaging and rebalancer at the same time.

Great-West reserves the right to modify, suspend or terminate dollar cost averaging at any time and for any reason.







--------------------------------------------------------------------------------

Dollar cost averaging permits you to Transfer your Variable Account Value at regular intervals from one or more Investment Divisions to other Investment Divisions. Doing so allows you to buy more units when the price is lower and fewer units when the price is higher. Over time, your average cost per unit may be more or less than if you invested all your money at one time. Please note that dollar cost averaging does not assure a greater profit or any profit, and will not prevent or necessarily alleviate losses in a declining market.

--------------------------------------------------------------------------------



REBALANCER
Over time, differences in the investment results of the Investment Divisions will cause the actual allocation of your assets to differ from your selected asset allocation percentages. Rebalancer allows you to automatically reallocate your Variable Account Value to maintain your desired asset allocation. Participation in Rebalancer does not assure a greater profit, or any profit, nor will it prevent or necessarily alleviate losses in a declining market.

You can set up rebalancer as a one-time Transfer or on a quarterly, semi-annual or annual basis. If you select to rebalance only once, the Transfer will take place on the Transaction Date of the Request. One-time rebalancer Transfers count toward the twenty-four free Transfers allowed in a calendar year.

If you select to rebalance on a quarterly, semi-annual or annual basis, the first Transfer will be initiated on the Transaction Date one frequency period following the date of the Request. For example, if we receive a Request for quarterly Transfers on January 9, your first Transfer will be made on April 9 and every three months on the 9th thereafter (if the 9th is not a Valuation Date, on the next immediately following Valuation Date). Transfers will continue on that same day each interval unless terminated by you or for other reasons as set forth in the Contract. Quarterly, semi-annual and annual Transfers will not count toward the 24 free Transfers.

On a rebalancing Transaction Date, your money will be automatically reallocated among the Investment Divisions based on your allocation instructions. The rebalancer option will terminate automatically when you start taking payments from the annuity.































Rebalancer Transfers must meet the following conditions:

o In order to participate in the rebalancer option, your entire Annuity Account Value must be included.
o You must specify the percentage of your Annuity Account Value you'd like allocated to each Investment Division and the frequency of rebalancing. You may modify the allocations or stop the rebalancer option at any time.

You may not participate in dollar cost averaging and rebalancer at the same time.

Great-West reserves the right to modify, suspend, or terminate the rebalancer option at any time and for any reason.



-------------------------------------------------------------------------------

Rebalancer permits you to rebalance your Variable Account Value so that you may maintain your chosen percentage allocation among Investment Divisions. Please note, Participation in

Rebalancer does not assure a greater profit, or any profit, nor will it prevent or necessarily alleviate losses in a declining market.


-------------------------------------------------------------------------------

CASH WITHDRAWALS
You may withdraw all or part of your Annuity Account Value at any time during the life of the Annuitant and prior to the Annuity Commencement Date by submitting a withdrawal Request to the Annuity Service Center. Withdrawals are subject to the rules below and federal or state laws, rules or regulations may also apply. The amount payable to you if you surrender your Contract is your Annuity Account Value, on the effective date of surrender, less any applicable Premium Tax. No withdrawals may be made after the Annuity Commencement Date.

If you request a partial withdrawal, your Annuity Account Value will be reduced by the dollar amount withdrawn.

Partial withdrawals are unlimited. However, you must specify the Investment Division(s) from which the withdrawal is to be made. After any partial withdrawal, if your remaining Annuity Account Value is less than $2,000 we may require a full surrender. The minimum partial withdrawal is $250.

Withdrawal Requests must be in writing. If your instructions are not clear, your Request for a withdrawal will be denied.

After a withdrawal of all your total Annuity Account Value, or at any time that your Annuity Account Value is zero, all your rights under the Contract will terminate.

Tax Consequences of Withdrawals Withdrawals made for any purpose may be taxable.

In addition, the Internal Revenue Code may require us to withhold federal income taxes from withdrawals and report such withdrawals to the IRS.

You may elect, in writing, to have us not withhold federal income tax from withdrawals, unless withholding is mandatory for your Contract. If you are younger than 59 1/2, the taxable portion of any withdrawal is generally considered to be an early withdrawal and is subject to an additional federal tax of 10%.

Withholding applies only if the taxable amount of the withdrawal is at least $200. Some states also require withholding for state income taxes. For details about state withholding, please see "Federal Tax Matters."

TELEPHONE TRANSACTIONS
You may make Transfer Requests by telephone or by using KeyTalkTM. The cut off time for telephone Transfer Requests is 4:00 p.m. Eastern time. Requests made via telephone are effective on the Transaction Date.

We will use reasonable procedures to confirm that instructions communicated by telephone are genuine, such as:

o  requiring   some  form  of  personal   identification   prior  to  acting  on
instructions, o providing written confirmation of the transaction and/or o tape recording the instructions given by telephone.

If we follow such procedures we will not be liable for any losses due to unauthorized or fraudulent instructions.

We reserve the right to suspend telephone transaction privileges at any time, for some or all Contracts, and for any reason. Withdrawals are not permitted by telephone.

DEATH BENEFIT
Death Benefit Payments--After Annuity Commencement Date
If the Annuitant dies after the Annuity Commencement Date and before the entire interest has been distributed, payments will continue to the Beneficiary under the payment option applicable to the Annuitant on the Annuitant's date of death. The Beneficiary cannot change the method of distribution in effect on the date of the Annuitant's death or elect a new payment option.

Death Benefit Payments--Before Annuity Commencement Date
If the Owner of the Contract or the named Annuitant dies before the Annuity Commencement Date, a death benefit may be payable. The rules applicable in various circumstances are described below.

Death of Owner-Annuitant Before the Annuity Commencement Date
If an Owner-Annuitant dies before the Annuity Commencement Date, and if the surviving spouse of the Owner-Annuitant is the sole Beneficiary, then the surviving spouse will become the new Owner and Annuitant and the Contract will continue in force. If there is a Joint Owner who is the surviving spouse of the deceased Owner and a Contingent Annuitant, the Joint Owner will become the Owner and the Beneficiary, the Contingent Annuitant will become the Annuitant, and the Contract will continue in force. If there is a Joint Owner who is the surviving spouse of the deceased Owner but no Contingent Annuitant, the Joint Owner will become the Owner, Annuitant and Beneficiary and may elect to take the death benefit or continue the Contract in force.

In all other cases, we will pay the death benefit to the Beneficiary, unless the sole Beneficiary is the deceased Owner's surviving spouse and the Beneficiary requests to become the Owner and Annuitant and to continue the Contract in force.

Death of Non-Annuitant Owner Before the Annuity Commencement Date
If the Owner of the Contract who is not the Annuitant dies before the Annuity Commencement Date, the Company will pay the death benefit described under the Contract as follows:
o       First, to the surviving Joint Owner.
o       If there is no surviving Joint Owner, then to the Contingent Owner.
o       If there is no Contingent Owner, then to the Annuitant.

If the Owner's surviving spouse is the person entitled to receive benefits upon the Owner's death, the surviving spouse shall be treated as the Owner and will be allowed to continue the Contract.

Death of Non-Owner Annuitant Before the Annuity Commencement Date
If a Non-Owner Annuitant dies before the Annuity Commencement Date, and if no Contingent Annuitant has been named and is then living, the Company will pay the death benefit under the Contract to the Beneficiary. If a Contingent Annuitant has been named prior to the Annuitant's death and is living at the time the Annuitant dies, then no death benefit will be payable by reason of the Annuitant's death and the Contingent Annuitant will become the Annuitant.

Death Benefit Computation and Procedure
If the Owner-Annuitant, Non-Annuitant Owner, or Non-Owner Annuitant (where there is no Contingent Annuitant) dies before the Annuity Commencement Date, the death benefit will be the greater of: o the Annuity Account Value as of the date of the Request, less Premium Tax, if any; or o the sum of Contributions paid, less partial withdrawals, periodic payments, and
    Premium Tax, if any.

No Surrender Charge will apply to the amounts payable to a Beneficiary.

The death benefit proceeds payable to a Beneficiary will remain invested in accordance with the allocation instruction given by the Owner until either: o new allocation instructions are requested by the Beneficiary; or o the death benefit is actually paid to the Beneficiary

The death benefit will become payable following receipt by the Company of the Beneficiary's request. Unless otherwise specified by the Owner prior to the Annuitant's death, the Beneficiary may elect, within 60 days after proceeds are payable, to receive:

o       payment in a single sum; or
o       payment under any of the payment options provided under the Contract.

Any payment of benefits under the Contract must satisfy the requirements of the Internal Revenue Code and any other applicable federal or state laws, rules or regulations. All distributions of death benefits upon a Contract Owner's death before the Annuity Commencement Date (or upon the death of a Non-Owner
Annuitant, where there is no Contingent Annuitant, if the Owner is a non-individual entity, such as a trust or estate) must be made pursuant to
Section 72(s) of the Internal Revenue Code. These requirements are met if the entire amount is paid on or before December 31 of the year containing the fifth anniversary of the Owner's death. This rule, called the 5-year rule, always applies to payments due to non-individual entities. However, if the person entitled to receive payments required under Section 72(s) of the Internal Revenue Code is an individual, the 5-year rule will not apply if an election is made to begin taking substantially equal periodic payments no later than one year after the Owner's death. Payments may be paid over a period not exceeding the life or life expectancy of such person.

Beneficiary
You may select one or more Beneficiaries. If more than one Beneficiary is selected, they will share equally in any death benefit payable unless you indicate otherwise. You may change the Beneficiary any time before the Annuitant's death.

You may, while the Annuitant is living, change the Beneficiary by Request. A change of Beneficiary will take effect as of the date the Request is processed by the Annuity Service Center, unless a certain date is specified by the Owner. If the Owner dies before the Request is processed, the change will take effect as of the date the Request was made, unless we have already made a payment or otherwise taken action on a designation or change before receipt or processing of such Request. A Beneficiary designated irrevocably may not be changed without the written consent of that Beneficiary, except as allowed by law.

The interest of any Beneficiary who dies before the Owner or the Annuitant will terminate at the death of the Beneficiary. The interest of any Beneficiary who dies at the time of, or within 30 days after, the death of an Owner or the Annuitant will also terminate if no benefits have been paid to such Beneficiary, unless the Owner otherwise indicates by request. The benefits will then be paid as though the Beneficiary had died before the deceased Owner or Annuitant. If no Beneficiary survives the Owner or Annuitant, as applicable, we will pay the death benefit proceeds to the Owner's estate.

Contingent Annuitant
While the Annuitant is living, the Owner(s) may, by Request, designate or change a Contingent Annuitant from time to time. A change of Contingent Annuitant will take effect as of the date the Request is processed at the Annuity Service Center, unless a certain date is specified by the Owner(s).


CHARGES AND DEDUCTIONS
You will not pay any charges at the time you make a Contribution except for any applicable Premium Tax. As a result, the full amount of your Contributions (less any applicable Premium Tax) are invested in the Contract.

You pay the following charges under your Contract:
o       charges for our assumption of mortality and expense risks
o       a Certificate Maintenance Charge

You may also pay the following:
o deductions for Premium Tax, if applicable (depending on your state of residence), and o deductions for Transfers (only if you exceed 24 in a calendar year).

Mortality and Expense Risk Charge
We deduct a Mortality and Expense Risk Charge from your Variable Sub-Account(s) at the end of each Valuation Period to compensate us for bearing certain mortality and expense risks under the Contract. This is a daily charge equal to an effective annual rate of 0.50% of the value of the net assets in your Variable Sub-Account(s). We guarantee that this charge will never increase.

The Mortality and Expense Risk Charge is reflected in the unit values for each of your Variable Sub-Accounts.

Certificate Maintenance Charge
We currently deduct a $30 annual Certificate Maintenance Charge from the Annuity Account Value on each Contract Anniversary Date. This charge partially covers our costs for administering the Contracts and the Series Account. This charge will cease to apply after the Annuity Commencement Date.

The Certificate Maintenance Charge is deducted from the portion of your Annuity Account Value allocated to the Money Market Investment Division. If you do not have sufficient Annuity Account Value allocated to the Money Market Investment Division to cover the Certificate Maintenance Charge, then the charge or any portion of it will be deducted on a pro rata basis from all your Variable Sub-Accounts.

The Certificate Maintenance Charge is currently waived for Contracts with an Annuity Account Value of at least $25,000 on your Contract Anniversary Date. If your Annuity Account Value falls below $25,000 due to withdrawals or charges, the Certificate Maintenance Charge will be reinstated until such time as your Annuity Account Value is equal to or greater than $25,000.

Premium Tax
We may be required to pay state Premium Taxes currently ranging from 0% to 3.50% in connection with Contributions or values under the Contracts. Depending upon applicable state law, we will deduct charges for the Premium Taxes we incur at the time you make a Contribution, from amounts withdrawn, or from amounts applied on the Annuity Commencement Date.

Transfer Fee
There will be a $10 charge for each Transfer in excess of twenty-four Transfers in any calendar year.

Other Taxes
Under present laws, we will incur state or local taxes (in addition to the Premium Tax described above) in several states. No charges are currently made for taxes other than Premium Tax. However, we reserve the right to deduct charges in the future for federal, state, and local taxes or the economic burden resulting from the application of any tax laws that we determine to be attributable to the Contract.

Expenses of the Eligible Funds
The net asset value of the Eligible Funds reflect the deduction of the Eligible Fund's fees and deductions. You bear these costs indirectly when you allocate to an Investment Division.


PERIODIC WITHDRAWALS
You may request that all or part of the Annuity Account Value be applied to a periodic withdrawal option.

In requesting periodic withdrawals, you must elect:
o The withdrawal frequency of either 12-, 6-, 3- or 1-month intervals o A withdrawal amount--a minimum of $100 is required o The calendar day of the month on which withdrawals will be made o One withdrawal option o To allocate your withdrawals from your Variable Sub-Account(s) by
    a) prorating the amount to be paid across all Variable Sub-Accounts in proportion to the assets in each sub-account or b) selecting the Variable Sub-Account(s) from which withdrawals will be made. Once the Variable Sub-Accounts have been depleted, we will automatically prorate the remaining withdrawals against all remaining available Variable Sub-Accounts unless you request the selection of another Variable Sub-Account.

You may change the withdrawal option and/or the frequency once each calendar year.

While periodic withdrawals are being received:

o You may continue to exercise all contractual rights that are available prior to electing an annuity option, except that no Contributions may be made.
o You may keep the same investment options as were in force before periodic withdrawals began.
o       Charges and fees under the Contract continue to apply.

Periodic withdrawals will cease on the earlier of the date:

o the amount elected to be paid under the option selected has been reduced to zero.

o       the Annuity Account Value is zero.
o       You request that withdrawals stop.
o       You or the Annuitant dies.

Periodic Withdrawal Payment Options
If  you  choose  to  receive   payments  from  your  annuity  through   periodic
withdrawals, you may select from the following payment options:

Income for a specified period (at least 36 months)
You elect the length of time over which withdrawals will be made. The amount paid will vary based on the duration you choose.

Income of a specified amount (at least 36 months)
You elect the dollar amount of the withdrawals. Based on the amount elected, the duration may vary.

Any other form for a period of at least 36 months Any other form of periodic withdrawal acceptable to Great-West.

If periodic withdrawals stop, you may resume making Contributions. However, we may limit the number of times you may restart a periodic withdrawal program.

Periodic withdrawals made for any purpose may be taxable, subject to withholding and to the 10% penalty for early withdrawal. A competent tax adviser should be consulted before a periodic withdrawal option is requested.

ANNUITY PAYMENT OPTIONS
Annuity Commencement Date
You can choose the date you would like annuity payments to start either when you purchase the Contract or at a later date. The date you choose must be at least one year after your initial Contribution. If you do not select an annuity start date, payments will begin on the first day of the month of the Annuitant's 91st birthday.

If you have not elected a payment option within 30 days of the Annuity Commencement Date, your Annuity Account Value held in the Variable Sub-Account(s) will be paid out as a variable life annuity with a guarantee period of 20 years.

Annuity Options
You can choose your annuity payment option either when you purchase the Contract or at a later date. You can change your selection at any time up to 30 days before the Annuity Commencement Date you selected.

The  amount  to be  paid  out is  the  Annuity  Account  Value  on  the  Annuity
Commencement Date. The minimum amount that may be withdrawn from the Annuity Account Value to purchase an annuity payment option is $2,000. If your Annuity Account Value is less than $2,000, we may pay the amount in a single sum subject to the Contract provisions applicable to a cash withdrawal.

Under an annuity payment option, you can receive payments monthly, quarterly, semi-annually or annually. Payments to be made under the annuity payment option you select must be at least $50. We reserve the right to make payments using the most frequent payment interval which produces a payment of at least $50. The maximum amount that may be applied under any payment option is $1,000,000, unless prior approval is obtained from us.

For annuity options involving life income, the actual age and/or gender of the Annuitant will affect the amount of each payment. We reserve the right to ask for satisfactory proof of the Annuitant's age. We may delay annuity payments until satisfactory proof is received. Since payments to older Annuitants are expected to be fewer in number, the amount of each annuity payment under a selected annuity form will be greater for older Annuitants than for younger Annuitants.

If the age of the Annuitant has been misstated, the payments established will be made on the basis of the correct age. If payments were too large because of misstatement, the difference with interest may be deducted by us from the next payment or payments. If payments were too small, the difference with interest may be added by us to the next payment. This interest is at an annual effective rate which will not be less than the minimum interest rate allowed by law.

If you elect to receive a single sum payment, the amount paid is the Surrender Value.

If you elect a variable  annuity,  then the amount to be paid out is the Annuity
Account  Value  held  in  the  Variable   Sub-Account(s),   as  of  the  Annuity
Commencement Date, less any applicable Premium Tax.

Variable Annuity Payment Options
Variable life annuity with guaranteed period
This option provides for monthly payments during a guaranteed period or for the lifetime of the Annuitant, whichever is longer. The guaranteed period may be 5, 10, 15 or 20 years. Upon the death of the Annuitant, the amounts payable under this payment option will be paid to the Beneficiary until the guaranteed period has expired.

Variable life annuity
This option provides for monthly payments during the lifetime of the Annuitant. The annuity terminates with the last payment due prior to the death of the Annuitant. Since no minimum number of payments is guaranteed, this option may offer the maximum level of monthly payments. It is possible that only one payment may be made if the Annuitant died before the date on which the second payment is due. Upon the death of the Annuitant, all payments stop and no amounts are payable to the Beneficiary.

Any Other Form
Any other form of variable annuity which is acceptable to us.

Variable Annuity Payment Provisions
Amount of first payment
The first payment under a variable annuity payment option will be based on the value of the amounts held in each Variable Sub-Account on the 5th valuation date preceding the Annuity Commencement Date. It will be determined by applying the appropriate rate to the amount applied under the payment option.

Annuity Units
The number of Annuity Units paid to the Annuitant for each Variable Sub-Account is determined by dividing the amount of the first monthly payment by its annuity unit value on the 5th valuation date preceding the date the first payment is due. The number of Annuity Units used to calculate each payment for a Variable Sub-Account remains fixed during the Annuity Payment Period.

Amount of payments after the first payment
Payments after the first will vary depending upon the investment experience of the Investment Divisions. The subsequent amount paid from each sub-account is determined by multiplying (a) by (b) where (a) is the number of sub-account Annuity Units to be paid and (b) is the sub-account Annuity Unit value on the 5th valuation date preceding the date the annuity payment is due. The total amount of each variable annuity payment will be the sum of the variable annuity payments for each Variable Sub-Account. We guarantee that the dollar amount of each payment after the first will not be affected by variations in expenses or mortality experience.

Transfers after the Annuity Commencement Date
Once annuity payments have begun, Transfers may be made within the variable annuity payment option among the Investment Divisions. Transfers after the Annuity Commencement Date will be made by converting the number of Annuity Units being transferred to the number of Annuity Units of the Variable Sub-Account to which the Transfer is made. The result will be that the next annuity payment, if it were made at that time, would be the same amount that it would have been without the Transfer. Thereafter, annuity payments will reflect changes in the value of the new Annuity Units.

Other restrictions
Once payments start under the annuity payment option you select:
o       no changes can be made in the payment option,
o       no additional Contributions will be accepted under the Contract and
o no further withdrawals, other than withdrawals made to provide annuity benefits, will be allowed.

A portion or the entire amount of the annuity payments may be taxable as ordinary income. If, at the time the annuity payments begin, we have not received a proper written election not to have federal income taxes withheld, we must by law withhold such taxes from the taxable portion of such annuity payments and remit that amount to the federal government. State income tax withholding may also apply. Please see "Federal Tax-Matters" below for details.

FEDERAL TAX MATTERS
The following discussion is a general description of federal income tax considerations relating to the Contract and is not intended as tax advice. This discussion assumes that the Contract qualifies as an annuity contract for federal income tax purposes. This discussion is not intended to address the tax consequences resulting from all situations. If you are concerned about tax implications relating to the ownership or use of the Contracts you should consult a competent tax adviser before initiating any transaction.

This discussion is based upon our understanding of the present federal income tax laws as they are currently interpreted by the Internal Revenue Service. No representation is made as to the likelihood of the continuation of the present federal income tax laws or of the current interpretations by the Internal Revenue Service. Moreover, no attempt has been made to consider any applicable state or other tax laws.

The Contract may be purchased on a non-tax qualified basis ("Non-Qualified Contract") only. The ultimate effect of federal income taxes on the amounts held under a Contract, on annuity payments, and on the economic benefit to you, the Annuitant, or the Beneficiary may depend on the type of Contract, and on the tax status of the individual concerned.


-------------------------------------------------------------------------------
Because tax laws, rules and regulations are constantly changing, we do not make any guarantees about the Contract's tax status.
-------------------------------------------------------------------------------

Taxation of Annuities
In General
Section 72 of the Internal Revenue Code governs taxation of annuities. You, as a "natural person" will not generally be taxed on increases, if any, in the value of your Annuity Account Value until a distribution occurs by withdrawing all or part of the Annuity Account Value (for example, withdrawals or annuity payments under the annuity payment option elected). However, under certain circumstances, you may be subject to taxation currently. In addition, an assignment, pledge, or agreement to assign or pledge any portion of the Annuity Account Value generally will be treated as a distribution. The taxable portion of a distribution (in the form of a single sum payment or an annuity) is taxable as ordinary income.

If you are not a natural person (for example, a corporation), you generally must include in income any increase in the excess of the Annuity Account Value over the "investment in the Contract" during each taxable year. The rule does not apply where the non-natural person is the stated owner of a Contract and the beneficial owner is a natural person.

The rule also does not apply where:

o       The annuity Contract is acquired by the estate of a decedent.
o       The Contract is a qualified funding asset for a structured settlement.

o The Contract is purchased on behalf of an employee upon termination of a qualified plan.

If you are a non-natural person, you may wish to discuss these matters with a competent tax adviser.

The following discussion generally applies to a Contract owned by a natural person.

Withdrawals
With respect to Non-Qualified Contracts, partial withdrawals, including periodic withdrawals, are generally treated as taxable income to the extent that the Annuity Account Value immediately before the withdrawal exceeds the "investment in the Contract" at that time. Full surrenders are treated as taxable income to the extent that the amount received exceeds the "investment in the Contract." The taxable portion of any annuity payment is taxed at ordinary income tax rates.

Annuity payments
Although the tax consequences may vary depending on the annuity form elected under the Contract, in general, only the portion of the annuity payment that represents the amount by which the Annuity Account Value exceeds the "investment in the Contract" will be taxed. After the investment in the Contract is recovered, the full amount of any additional annuity payments is taxable. If the annuity payments stop as a result of an Annuitant's death before full recovery of the "investment in the Contract," you should consult a competent tax adviser regarding the deductibility of the unrecovered amount.


Penalty tax
For distributions from a Non-Qualified Contract, there may be a federal income tax penalty imposed equal to 10% of the amount treated as taxable income. In general, however, there is no penalty tax on distributions: o Made on or after the date on which the recipient of payments under the Contract attains age 59 1/2.
o Made as a result of death of the Owner or disability of the recipient of payments under the Contract.
o Received in substantially equal periodic payments (at least annually) for your life expectancy or the joint life expectancies of you and the Beneficiary.

Other   exemptions  or  tax  penalties  may  apply  to   distributions   from  a
Non-Qualified Contract. For more details regarding these exemptions or penalties consult a competent tax adviser.

Taxation of death benefit proceeds
Amounts may be distributed from the Contract because of the death of an Owner or the Annuitant. Generally such amounts are included in the income of the recipient as follows: o If distributed in a lump sum, they are taxed in the same manner as a full surrender, as described above.
o If distributed under an annuity form, they are taxed in the same manner as annuity payments, as described above.

Distribution at death
In order to be treated as an annuity contract, the terms of the Contract must provide the following two distribution rules: o If the Owner dies on or after the date annuity payments start, and before the entire interest in the Contract has been distributed, the remainder of your interest will be distributed on the same or on a more rapid schedule than that provided for in the method in effect on the date of death.
o If the Owner dies before the date annuity payments start, your entire interest must generally be distributed within five years after the date of your death. If payable to a designated Beneficiary, the distributions may be paid over the life of that designated Beneficiary or over a period not extending beyond the life expectancy of that Beneficiary, so long as payments start within one year of your death. If the sole designated Beneficiary is your spouse, the Contract may be continued in the name of your spouse as Owner.

If the Owner is not an individual, then for purposes of the distribution at death rules, the Primary Annuitant is considered the Owner. In addition, when the Owner is not an individual, a change in the Primary Annuitant is treated as the death of the Owner.


Transfers, Assignments or Exchanges
A Transfer of ownership of a Contract, the designation of an Annuitant, Payee or other Beneficiary who is not also the Owner, or the exchange of a Contract may result in adverse tax consequences that are not discussed in this Prospectus. If you are considering any of these types of changes, you should contact a competent tax adviser with respect to the potential tax effects of such a transaction.

Multiple Contracts
All deferred, Non-Qualified Annuity Contracts that are issued by Great-West (or our affiliates) to the same Owner during any calendar year will be treated as one annuity contract for purposes of determining the taxable amount. You should consult a tax adviser before purchasing more than one Contract.

Withholding
Annuity distributions generally are subject to withholding at rates that vary according to the type of distribution and the recipient's tax status. Recipients, however, generally are provided the opportunity to elect not to have tax withheld from distributions.

Section 1035 exchanges
Internal Revenue Code Section 1035 provides that no gain or loss shall be recognized on the exchange of one annuity contract for another. Generally, contracts issued in an exchange for another annuity contract are treated as new for purposes of the penalty and distribution at death rules. Prospective Owners wishing to take advantage of a Section 1035 exchange should consult their tax adviser.


SEEK TAX ADVICE
The above discussion of the federal income tax consequences is only a brief summary and is not intended as tax advice. The federal income tax consequences discussed here reflect our understanding of current law and the law may change. Federal estate tax consequences and state and local estate, inheritance, and other tax consequences of ownership or receipt of distributions under a Contract depend on your individual circumstances or the circumstances of the person who receives the distribution. A competent tax adviser should be consulted for further information.

ASSIGNMENTS OR PLEDGES
Generally, rights in the Contract may be assigned or pledged for loans at any time during the life of the Annuitant.

If a Contract is assigned, the interest of the assignee has priority over your interest and the interest of the Beneficiary. Any amount payable to the assignee will be paid in a single sum.

A copy of any assignment must be submitted to the Annuity Service Center. All assignments are subject to any action taken or payment made by Great-West before the assignment was processed. We are not responsible for the validity or sufficiency of any assignment.

If any portion of the Annuity Account Value is assigned or pledged for a loan, it may be treated as a distribution. Please consult a competent tax adviser for further information.

PERFORMANCE DATA
From time to time, we may advertise yields and average annual total returns for the Investment Divisions. In addition, we may advertise the effective yield of the Money Market Investment Division. These figures will be based on historical information and are not intended to indicate future performance.

The yield of the Money Market Investment Division refers to the annualized income generated by an investment in that Investment Division over a specified 7-day period. It is calculated by assuming that the income generated for that seven-day period is generated each 7-day period over a period of 52 weeks and is shown as a percentage of the investment.

The effective yield is calculated similarly but, when annualized, the income earned by an investment in that Investment Division is assumed to be reinvested. The effective yield will be slightly higher than the yield because of the compounding effect of the assumed reinvestment.

The yield of a non-Money Market Investment Division refers to the annualized income generated by an investment in that Investment Division over a specified thirty-day period. The yield is calculated by assuming that the income generated by the investment during that thirty-day period is generated each 30-day period over a period of 12 months and is shown as a percentage of the investment.

The yield calculations do not reflect the effect of any Premium Tax that may be applicable to a particular Contract. To the extent that Premium Taxes are applicable to a particular Contract, the yield of that Contract will be reduced.
    Investment         Yield      Effective
     Division                       Yield
Maxim Money Market     x.xx%        x.xx%

The table on the following page illustrates standardized and non-standardized average annual total return for one-, three-, five- and ten-year periods (or since inception, as appropriate) ended December 31, 1998. Average annual total return quotations represent the average annual compounded rate of return that would equate an initial investment of $1,000 to the redemption value of that investment (excluding Premium Taxes, if any) as of the last day of each of the periods for which total return quotations are provided.

Both the standardized and non-standardized data reflect the deduction of all fees and charges under the Contract. The standardized data is calculated from the inception date of the Investment Division and the non-standardized data is calculated from the inception of the Eligible Fund and includes periods preceding the inception date of the Investment Division. Certain Investment Divisions currently have no annualized standardized performance data. Such data will be provided when it becomes available. For additional information regarding yields and total returns calculated using the standard formats briefly described herein, please refer to the Statement of Additional Information.

--------------------------------------- -------- -------- --------- ------------------- ---------------- -------------- ------------
         Investment Division               1        5        10           Since         Inception Date       Since        Inception
                                         year     years    years       Inception of      of Investment   Inception of      Date of
                                                                        Investment         Division       Underlying     Underlying
                                                                         Division                            Fund           Fund
--------------------------------------- -------- -------- --------- ------------------- ---------------- -------------- ------------
--------------------------------------- -------- -------- --------- ------------------- ---------------- -------------- ------------
Janus Aspen Flexible Income Portfolio
--------------------------------------- -------- -------- --------- ------------------- ---------------- -------------- ------------
--------------------------------------- -------- -------- --------- ------------------- ---------------- -------------- ------------
Maxim T. Rowe Price Equity/Income
--------------------------------------- -------- -------- --------- ------------------- ---------------- -------------- ------------
--------------------------------------- -------- -------- --------- ------------------- ---------------- -------------- ------------
Maxim INVESCO Balanced
--------------------------------------- -------- -------- --------- ------------------- ---------------- -------------- ------------
--------------------------------------- -------- -------- --------- ------------------- ---------------- -------------- ------------
Dreyfus Stock Index Fund
--------------------------------------- -------- -------- --------- ------------------- ---------------- -------------- ------------
--------------------------------------- -------- -------- --------- ------------------- ---------------- -------------- ------------
Maxim Growth Index
--------------------------------------- -------- -------- --------- ------------------- ---------------- -------------- ------------
--------------------------------------- -------- -------- --------- ------------------- ---------------- -------------- ------------
Neuberger & Berman AMT Partners
Investments
--------------------------------------- -------- -------- --------- ------------------- ---------------- -------------- ------------
--------------------------------------- -------- -------- --------- ------------------- ---------------- -------------- ------------
Templeton International Fund (Class 1)
--------------------------------------- -------- -------- --------- ------------------- ---------------- -------------- ------------

The Contracts have been offered to the public only since September 1, 1998. The results for any period prior to the Contracts being offered is calculated as if the Contracts had been offered during that period (which they were not), deducting all recurring charges assessed under the Contracts, including the annual Certificate Maintenance Charge, and the daily mortality and expense risk charge of 0.50%.

Performance information and calculations for any Investment Division are based only on the performance of a hypothetical Contract under which the Annuity Account Value is allocated to an Investment Division during a particular time period. Performance information should be considered in light of the investment objectives and policies and characteristics of the Eligible Funds in which the Investment Division invests and the market conditions during the given time period. It should not be considered as a representation of what may be achieved in the future.

Reports and promotional literature may also contain other information including:

o the ranking of any Investment Division derived from rankings of variable annuity separate accounts or their investment products tracked by Lipper Analytical Services, Inc., VARDS, Morningstar, Value Line, IBC/Donoghue's Money Fund Report, Financial Planning Magazine, Money Magazine, Bank Rate Monitor, Standard & Poor's Indices, Dow Jones Industrial Average, and other rating services, companies, publications or other people who rank separate accounts or other investment products on overall performance or other criteria, and
o the effect of tax-deferred compounding on investment returns, or returns in general, which may be illustrated by graphs, charts, or otherwise, and which may include a comparison, at various points in time, of the return from an
o investment in a Contract (or returns in general) on a tax-deferred basis (assuming one or more tax rates) with the return on a currently taxable basis. Other ranking services and indices may be used.

We may from time to time also disclose cumulative (non-annualized) total returns, yield and standardized and non-standardized total returns for the Investment Divisions.

We may also advertise performance figures for the Investment Divisions based on the performance of an Eligible Fund prior to the time the Series Account commenced operations.

For additional information regarding the calculation of performance data, please refer to the Statement of Additional Information.

DISTRIBUTION OF THE CONTRACTS BenefitsCorp Equities, Inc. ("BCE") is the principal underwriter and distributor of the Contracts. BCE is registered with the Securities and Exchange Commission as a broker/dealer and is a member of the National Association of Securities Dealers, Inc. (NASD). Its principal offices are located at 8515 East Orchard Road, Englewood, Colorado 80111. BCE is an indirect wholly owned subsidiary of GWL&A. There are no commissions paid to dealers.

VOTING RIGHTS
In general, you do not have a direct right to vote the Eligible Fund shares held in the Series Account. However, under current law, you are entitled to give us instructions on how to vote the shares of an Eligible Fund to which you have allocated Annuity Account Value. We will vote the shares according to those instructions at regular and special shareholder meetings. If the law changes and we can vote the shares in our own right, we may elect to do so.

Before the Annuity Commencement Date, you have the voting interest. The number of votes available to you will be calculated separately for each of your Variable Sub-Accounts. That number will be determined by applying your percentage interest, if any, in a particular Investment Division to the total number of votes attributable to that Investment Division. You hold a voting interest in each Investment Division to which your Annuity Account Value is allocated. If you select a variable annuity option, the votes attributable to your Contract will decrease as annuity payments are made.

Voting instructions will be solicited by written communication in accordance with procedures established by the respective Eligible Funds. Shares for which we do not receive timely instructions and shares held by us as to which Owners have no beneficial interest, will be voted by us in proportion to the voting instructions received for all Contracts participating in the Investment Division. If you indicate in your instructions that you do not wish to vote an item, we will apply your instructions on a pro rata basis to reduce the votes eligible to be cast.

Owners have no voting rights in Great-West.

RIGHTS RESERVED BY GREAT-WEST
We reserve the right to make certain changes we feel would best serve the interests of Owners and Annuitants or would be appropriate in carrying out the purposes of the Contracts. Any changes will be made only to the extent and in the manner permitted by applicable laws. Also, when required by law, we will obtain your approval of the changes and approval from any appropriate regulatory authority. Approval may not be required in all cases, however.
Examples of the changes we may make include:

o To operate the Series Account in any form permitted under the Investment Company Act of 1940 or in any other form permitted by law.
o To Transfer any assets in any Investment Division to another Investment Division, or to one or more separate accounts; or to add, combine or remove Investment Divisions of the Series Account.
o To substitute, for the Eligible Fund shares in any Investment Division, the shares of another Eligible Fund or shares of another investment company or any other investment permitted by law.
o To make any changes required by the Internal Revenue Code or by any other applicable law in order to continue treatment of the Contract as an annuity.

o To change the time or time of day at which a valuation date is deemed to have ended.

o To make any other necessary technical changes in the Contract in order to conform with any action the above provisions permit us to take, including changing the way we assess charges, without increasing them for any outstanding Contract beyond the aggregate amount guaranteed.


ADDING AND DISCONTINUING INVESTMENT OPTIONS


We may, upon 30 days written notice to you, direct that you may not make any future Contributions or Transfers to a particular Investment Division.

When we inform you that we are discontinuing an Investment Division to which you are allocating money, we will ask that you promptly submit alternative
allocation   instructions.   If  we  do  not  receive  your  changed  allocation
instructions, we may return all affected Contributions or allocate those Contributions as indicated in the written notice provided to you. Contributions and Transfers you make to a discontinued Investment Division before the effective date of the notice may be kept in those Investment Divisions, unless we substitute shares of one mutual fund for shares of the corresponding Eligible Fund.


In addition, we may discontinue all investment options under the Contracts and refuse to accept any new Contributions.


If we determine to make new investment options available under the Contracts, in our sole discretion we may or may not make those new investment options available to you.


SUBSTITUTION OF INVESTMENTS


When we determine to discontinue an Investment Division, in our sole discretion, we may substitute shares of another mutual fund for the shares of the corresponding Eligible Fund. No substitution may take place without prior approval of the Securities and Exchange Commission, and prior notice to you.


LEGAL MATTERS
Advice regarding certain legal matters concerning the federal securities laws applicable to the issue and sale of the Contract has been provided by Jorden Burt Boros Cicchetti Berenson & Johnson LLP. The organization of GWL&A, GWL&A's authority to issue the Contract, and the validity of the form of the Contract have been passed upon by Ruth B. Lurie, Vice President, Counsel and Associate Secretary of GWL&A.

AVAILABLE INFORMATION
We have filed a registration statement ("Registration Statement") with the Commission under the 1933 Act relating to the Contracts offered by this Prospectus. This Prospectus has been filed as a part of the Registration Statement and does not contain all of the information contained in the Registration Statement and its exhibits. Additionally, statements in this Prospectus about the content of the Contract and other legal instruments are summaries. Please refer to the Registration Statement and its exhibits for further information. You can review the Registration Statement and its exhibits at the offices of the Commission located at 450 Fifth Street, N.W., Washington, D.C.

The Statement of Additional Information is incorporated in this prospectus in its entirety, which means that it is legally part of this prospectus.

                                          APPENDIX A

The following formula is what we use to calculate the value of an Accumulation Unit. The Net Investment Factor is determined by dividing (a) by (b), and subtracting (c) from the result where:

(a) is the net result of:

    (i) the net asset value per share of the Eligible Fund shares determined as of the end of the current Valuation Period, plus

    (ii)the per share amount of any dividend (or, if applicable, capital gain distributions) made by the Eligible Fund on shares if the "ex-dividend" date occurs during the current Valuation Period, minus or plus

    (iii) a per unit charge or credit for any taxes incurred by or provided for in the Variable Sub-Account, which is determined by GWL&A to have resulted from the investment operations of the Variable Sub-Account; and

(b) is the net asset value per share of the Eligible Fund shares determined as of the end of the immediately preceding Valuation Period; and

(c) is an amount representing the Risk Charge deducted from each Variable Sub-Account on a daily basis. The effective annual rate of this charge is 0.50%.

    The Net Investment Factor may be greater than, less than, or equal to one. Therefore, the Accumulation Unit Value may increase, decrease or remain unchanged.


        The net asset value per share  referred to in paragraphs (a) (i) and (b)
(i) above, reflect the investment performance of the Eligible Fund as well as the payment of Eligible Fund expenses.

[Back Cover]

The Securities and Exchange Commission maintains an Internet web site (http://www.sec.gov) that contains additional information about Great-West Life & Annuity Insurance Company, the Contract and the Series Account which may be of interest to you. The web site also contains additional information about the Eligible Funds.

                                            PART B





                                            PART B

                                  INFORMATION REQUIRED IN A
                              STATEMENT OF ADDITIONAL INFORMATION

                                            PART B




                                     MAXIM SERIES ACCOUNT



                                        Contracts Under
                                  Flexible Premium Deferred
                                  Variable Annuity Contracts


                                           issued by


                          Great-West Life & Annuity Insurance Company
                                     8515 E. Orchard Road
                                   Englewood, Colorado 80111
               Telephone:    (800) 468-8661 (Outside Colorado)
                                   (800) 547-4957 (Colorado)





                              STATEMENT OF ADDITIONAL INFORMATION





        This Statement of Additional Information is not a Prospectus and should be read in conjunction with the Prospectus, dated _______, ____, _________, which is available without charge by contacting the Annuity Service Center, P.O. Box 1700, Denver Colorado 80201 or at 800-355-1608.


                                                          , xxxx

                                            PART B



                                       TABLE OF CONTENTS


                                                                          Page

GENERAL INFORMATION......................................................................B-III
CALCULATION OF ANNUITY PAYMENTS..........................................................B-III
POSTPONEMENT OF PAYMENTS..................................................................B-IV
SERVICES..................................................................................B-IV
        - Safekeeping of Series Account Assets............................................B-IV
        - Experts.........................................................................B-IV
        - Principal Underwriter............................................................B-V
WITHHOLDING................................................................................B-V
CALCULATION OF PERFORMANCE DATA............................................................B-V
FINANCIAL STATEMENTS.....................................................................B-VII

VII



                                            PART B

                                      GENERAL INFORMATION

In order to supplement the description in the Prospectus, the following provides additional information about the Contracts and other matters which may be of interest to you. Terms used in this Statement of Additional Information have the same meanings as are defined in the Prospectus under the heading "Definitions."


                                CALCULATION OF ANNUITY PAYMENTS


               The Company converts the Accumulation Units for each of the Owner's Variable Sub-Accounts into Annuity Units for each Variable Sub-Account at their values determined as of the end of the Valuation Period which contains the Payment Commencement Date. The number of Annuity Units paid for each Variable Sub-Account is determined by dividing the amount of the first monthly payment by the sub-account's Annuity Unit Value on the fifth Valuation Date preceding the date the first payment is due. The number of Annuity Units used to calculate each payment for a Variable Sub-Account remains fixed during the annuity payment period.

               The first payment under a variable annuity payment option will be based on the value of each Variable Sub-Account on the fifth Valuation Date preceding the Payment Commencement Date. It will be determined by applying the appropriate rate to the amount applied under the Payment Option. Payments after the first will vary depending upon the investment experience of the Variable Sub-Accounts. The subsequent amount paid from each sub-account is determined by multiplying (a) by (b) where (a) is the number of sub-account Annuity Units to be paid and (b) is the sub-account Annuity Unit value on the fifth Valuation Date preceding the date the annuity payment is due. The total amount of each Variable Annuity Payment will be the sum of the Variable Annuity Payments for each Variable Sub-Account.

                                   POSTPONEMENT OF PAYMENTS

               With respect to amounts allocated to the Series Account, payment of any amount due upon a total or partial surrender, death or under an annuity option will ordinarily be made within seven days after all documents required for such payment are received by the Annuity Service Center. However, the determination, application or payment of any death benefit, Transfer, full surrender, partial withdrawal or annuity payment may be deferred to the extent dependent on Accumulation or Annuity Unit Values, for any period during which the New York Stock Exchange is closed (other than customary weekend and holiday closings) or trading on the New York Stock Exchange is restricted as determined by the Securities and Exchange Commission, for any period during which any emergency exists as a result of which it is not reasonably practicable for the Company to determine the investment experience, of such Accumulation or Annuity Units or for such other periods as the Securities and Exchange Commission may by order permit for the protection of investors.

                                           SERVICES

        A.     Safekeeping of Series Account Assets

               The assets of Maxim Series Account (the "Series Account") are held by Great-West Life & Annuity Insurance Company ("GWL&A"). The assets of the Series Account are kept physically segregated and held separate and apart from the general account of GWL&A. GWL&A maintains records of all purchases and redemptions of shares of the underlying funds. Additional protection for the assets of the Series Account is afforded by blanket fidelity bonds issued to The Great-West Life Assurance Company in the amount of $50 million (Canadian), which covers all officers and employees of GWL&A.

        B.     Experts

               Deloitte & Touche LLP performs certain accounting and auditing services for GWL&A and the Series Account. The principal business address of Deloitte & Touche LLP is 555 Seventeenth Street, Suite 3600, Denver, Colorado 80202.

               The consolidated financial statements of GWL&A at December 31, 1998 and 1997 and for each of the three years in the period ended December 31, 1998, and the statement of assets and liabilities of Maxim Series Account as of December 31, 1998 and the related statement of operations for the year then ended and statements of changes in net assets for each of the two years in the period ended December 31, 1998 included in this SAI have been audited by Deloitte & Touche LLP, independent auditors, as set forth in their report appearing therein and are included in reliance upon such report given upon the authority of such firm as experts in accounting and auditing.

        C.     Principal Underwriter

        The offering of the Contracts is made on a continuous basis by BenefitsCorp Equities, Inc. ("BCE"). BCE is a Delaware corporation and is a member of the National Association of Securities Dealers ("NASD"). The Company does not anticipate discontinuing the offering of the Contract, although it reserves the right to do so. The Contract generally will be issued for Annuitants from birth to age ninety.

                                          WITHHOLDING

               Annuity payments and other amounts received under the Contract are subject to income tax withholding unless the recipient elects not to have taxes withheld. The amounts withheld will vary among recipients depending on the tax status of the individual and the type of payments from which taxes are withheld.

               Notwithstanding the recipient's election, withholding may be required with respect to certain payments to be delivered outside the United States and, with respect to certain distributions from certain types of qualified retirement plans, unless the proceeds are transferred directly to another qualified retirement plan. Moreover, special "backup withholding" rules may require the Company to disregard the recipient's election if the recipient fails to supply the Company with a "TIN" or taxpayer identification number (social security number for individuals), or if the Internal Revenue Service notifies the Company that the TIN provided by the recipient is incorrect.

                                CALCULATION OF PERFORMANCE DATA

A.   Yield  and  Effective  Yield  Quotations  for the Money  Market  Investment
     Division

        The yield quotation for the Money Market Investment Division will be for the seven-day period and is computed by determining the net change, exclusive of capital changes, in the value of a hypothetical pre-existing account having a balance of one Accumulation Unit in the Money Market Investment Division at the beginning of the period, subtracting a hypothetical charge reflecting deductions from Participant accounts, and dividing the difference by the value of the account at the beginning of the base period to obtain the base period return, and then multiplying the base period return by (365/7) with the resulting yield figure carried to the nearest hundredth of one percent.

        The effective yield quotation for the Money Market Investment Division will be for the seven-day period and is carried to the nearest hundredth of one percent, computed by determining the net change, exclusive of capital changes, in the value of a hypothetical pre-existing account having a balance of one Accumulation Unit in the Money Market Investment Division at the beginning of the period, subtracting a hypothetical charge reflecting deductions from Participant accounts, and dividing the difference by the value of the account at the beginning of the base period to obtain the base period return, and then compounding the base period return by adding 1, raising the sum to a power equal to 365 divided by 7, and subtracting 1 from the result, according to the following formula:

                      EFFECTIVE YIELD = [(BASE PERIOD RETURN +1)365/7]-1.

        For purposes of the yield and effective yield computations, the hypothetical charge reflects all deductions that are charged to all Participant accounts in proportion to the length of the base period, and for any fees that vary with the size of the account, the account size is assumed to be the Money Market Investment Division's mean account size. The specific percentage applicable to a particular withdrawal would depend on a number of factors including the length of time the Contract Owner has participated under the Contracts. (See "Charges and Deductions" in the Prospectus.) No deductions or sales loads are assessed upon annuitization under the Contracts. Realized gains and losses from the sale of securities and unrealized appreciation and depreciation of the Money Market Investment Division and the Fund are excluded from the calculation of yield.


B. Total Return and Yield Quotations for All Investment Divisions (Other than Money Market)

        The total return quotations for all Investment Divisions, other than the Money Market, will be average annual total return quotations for the one-year period. The quotations are computed by finding the average annual compounded rates of return over the relevant periods that would equate the initial amount invested to the ending redeemable value, according to the following formula:

                                         P(1+T)n = ERV

        Where:        P =    a hypothetical initial payment of $1,000

                      T =    average annual total return

                      N =    number of years

                      ERV = ending redeemable value of a hypothetical $1,000 payment made at the beginning of the particular period at the end of the particular period

For purposes of the total return quotations for these Investment Divisions, the calculations take into effect all fees that are charged to the Contract Value, and for any fees that vary with the size of the account, the account size is assumed to be the respective Investment Divisions' mean account size. The calculations also assume a complete redemption as of the end of the particular period.

        The yield quotations for these Investment Divisions set forth in the Prospectus are based on the thirty-day period ended on December 31, 1998, and are computed by dividing the net investment income per Accumulation Unit earned during the period by the maximum offering price per unit on the last day of the period, according to the following formula:

                                  YIELD = 2[((a-b)cd +1)6 -1]

        Where:        a =    net   investment   income   earned   during  the  period  by  the
                             corresponding  portfolio  of  the  Fund  attributable  to  shares owned by the Investment Division.

                      b  =   expenses   accrued   for   the   period   (net   of
reimbursements).

                      c = the average daily number of Accumulation Units outstanding during the period.

                      d = the maximum offering price per Accumulation Unit on the last day of the period.


For purposes of the yield quotations for these Investment Divisions, the calculations take into effect all fees that are charged to the Contract Value, and for any fees that vary with the size of the account, the account size is assumed to be the respective Investment Divisions' mean account size.

                                     FINANCIAL STATEMENTS

        The financial statements of GWL&A as contained herein should be considered only as bearing upon GWL&A's ability to meet its obligations under the Contracts, and they should not be considered as bearing on the investment performance of the Series Account. The interest of Contract Owners under the Contracts are affected solely by the investment results of the Series Account.

                                     MAXIM SERIES ACCOUNT

                                     Financial Statements

                                     MAXIM SERIES ACCOUNT
                                              OF
                         GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY


--------------------------------------------------------------------------------


                              FINANCIAL STATEMENTS FOR THE YEARS
                               ENDED DECEMBER 31, 1998 AND 1997
                               AND INDEPENDENT AUDITOR'S REPORT

                          GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

                                     Financial Statements

                         GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY


-------------------------------------------------------------------------------


                          CONSOLIDATED FINANCIAL STATEMENTS FOR THE
                         YEARS ENDED DECEMBER 31, 1998, 1997 AND 1996
                             AND INDEPENDENT AUDITOR'S STATEMENT

                                                C-12
                                               PART C
                                          OTHER INFORMATION

Item 24.       Financial Statements and Exhibits

        (a)    Financial Statements

        The financial statements for Great-West Life & Annuity Insurance Company for the years ended December 31, 1998, 1997 and 1996 and the financial statements for Maxim Series Account for the years ended December 31, 1998 and 1997 are attached to the statement of additional information filed herewith.

        (b)    Exhibits

               (1) Certified copy of resolution of Board of Directors or Depositor establishing Registrant is incorporated by reference to Registrant's Registration Statement.

               (2)  Not applicable.

               (3) Exhibit 3 is incorporated by reference to Registrant's Registration Statement filed on August 14, 1998.

               (4) Exhibit 4 is incorporated by reference to Registrant's Registration Statement filed on August 14, 1998.

               (5) Exhibit 5 is incorporated by reference to Registrant's Registration Statement filed on August 14, 1998.

(6) Copy of Articles of Incorporation and Bylaws of Depositor are incorporated by reference to Amendment No. 2 to the Registration Statement filed by Depositor on Form N-4 on October 29, 1996, Registration No. 333-01153.

               (7)  Not applicable.

               (8) Exhibit 8 is incorporated by reference to Registrant's Registration Statement filed on August 14, 1998.

               (9) Exhibit 9 is incorporated by reference to Registrant's Registration Statement filed on August 14, 1998.

               (10)(a)Consent of Jorden Burt Boros Cicchetti  Berenson & Johnson
                      LLP is attached as Exhibit 10a (to be filed by amendment).

               (b)  Written  Consent of  Deloitte & Touche  LLP is  attached  as
               Exhibit 10b (to be filed by amendment).

               (c) Written Consent of Ruth B. Lurie is attached as Exhibit 10c (to be filed by amendment).

               (11)  Not Applicable.

               (12)  Not Applicable.

               (13) Exhibit 13 is incorporated by reference to Registrant's Registration Statement filed on August 24, 1998.


Item 25.       Directors and Officers of the Depositor
                                                                        Position and Offices
Name                         Principal Business Address                         with
Depositor

James Balog                  2205 North Southwinds Boulevard                    Director
                             Vero Beach, Florida  32963

James W. Burns, O.C.                (4)                                 Director

Orest T. Dackow                             (3)                                 Director

Andre Desmarais                             (4)                                 Director

Paul Desmarais, Jr.                 (4)                                 Director

Robert G. Graham             574 Spoonbill Drive                        Director
                             Sarasota, Florida  34236

Robert Gratton                      (5)                                 Chairman

N. Berne Hart                2552 East Alameda Avenue, #99                      Director
                             Denver, Colorado  80209

Kevin P. Kavanagh                   (1)                                 Director

William Mackness             61 Waterloo Street                         Director
                             Winnipeg, Manitoba R3N 0S3


William T. McCallum                 (3)                                 Director,    President
and
                                                                        Chief        Executive
Officer

Jerry E.A. Nickerson         H.B. Nickerson & Sons Limited                      Director
                             P.O. Box 130
                             275 Commercial Street
                             North Sydney, Nova Scotia  B2A 3M2

P. Michael Pitfield, P.C., Q.C.             (4)                                 Director

Michel Plessis-Belair, F.C.A.               (4)                                 Director


Brian E. Walsh               Veritas Capital Management, LLC                    Director
                             115 East Putnam Avenue
                             Greenwich, Connecticut  06830

John A. Brown                       (3)                                 Senior
Vice-President,
Sales, Financial Services

Donna A. Goldin                             (2)                                 Executive
Vice President,
Chief Operating Officer,
                                                                        One Corporation

Mitchell T. Graye                           (3)                                 Executive
Vice-President,
Chief Financial Officer

John T. Hughes                      (3)                                 Senior
Vice-President,
Chief Investment Officer

D. Craig Lennox                             (3)                                 Senior
Vice-President,
General Counsel and
Secretary

Dennis Low                          (3)                                 Executive
Vice-President,
                                                                        Financial Services

Alan D. MacLennan                   (2)                                 Executive
Vice-President,
                                                                        Employee Benefits

Steven H. Miller                            (2)                                 Senior    Vice
President,
                                                                        Employee     Benefits,
Sales
                                                                        Position and Offices

James D. Motz                       (2)                                 Executive
Vice-President,
                                                                        Employee Benefits

Charles P. Nelson                           (3)                                 Senior
Vice-President
                                                                        Public      Non-Profit
Markets

Martin L. Rosenbaum                 (2)                                 Senior
Vice-President,
                                                                        Employee Benefits
Operations

Douglas L. Wooden                   (3)                                 Executive
Vice-President,
                                                                        Financial Services

Greg E. Seller                      (3)                                 Senior            Vice
President,                                                                             Major
Accounts

Robert K. Shaw                      (3)                                 Senior Vice-President
                                                                        Individual Markets
--------------------------------------

(1)     100 Osborne Street North, Winnipeg, Manitoba, Canada  R3C 3A5.

(2)     8505 East Orchard Road, Englewood, Colorado  80111.

(3)     8515 East Orchard Road, Englewood, Colorado  80111.

(4) Power Corporation of Canada, 751 Victoria Square, Montreal, Quebec, Canada H2Y 2J3.

(5) Power Financial Corporation, 751 Victoria Square, Montreal, Quebec, Canada H2Y 2J3.


Item 26.       Persons controlled by or under common control with the Depositor or Registrant

Power Corporation of Canada
   100% - 2795957 Canada Inc.
           100% - 171263 Canada Inc.
                  67.7% - Power Financial Corporation
                         81.2% - Great-West Lifeco Inc.
                                99.5%  - The Great-West  Life Assurance  Company
                                       100% - GWL&A Financial (Nova Scotia) Inc.
                                               100% - GWL&A Financial Inc.
                                                      100%  -   Great-West   Life  &   Annuity Insurance
                                                                                     Company
                                                             100% -  First  Great-West  Life & Annuity
                                                                    Insurance Company
                                                             100% - GW Capital Management, LLC
                                                                    100% - Orchard Capital
                                                                           Management, LLC
                                                                    100%      -      Greenwood Investments, Inc.
                                                             100% -  Financial  Administrative Services
                                                                    Corporation
                                                             100% - One  Corporation
                                                                    100%  -  One  Health  Plan of
                                                                           Arizona, Inc.
                                                                    100%  -  One  Health  Plan of
                                                                           Illinois, Inc.
                                                                    100%  -  One  Health  Plan of
                                                                           Texas, Inc.
                                                                    100%  -  One  Health  Plan of
                                                                           California, Inc.
                                                                    100%  -  One  Health  Plan of
                                                                           Colorado, Inc.
                                                                    100%  -  One  Health  Plan of
                                                                           Georgia, Inc.
                                                                    100%  -  One  Health  Plan of
                                                                           North     Carolina, Inc.
                                                                    100%  -  One  Health  Plan of
                                                                           South     Carolina, Inc.
                                                                    100%  -  One  Health  Plan of
                                                                           Washington, Inc.
                                                                    100%  -  One  Health  Plan of
                                                                           Ohio, Inc.
                                                                    100%  -  One  Health  Plan of
                                                                           Tennessee, Inc.
                                                                    100%  -  One  Health  Plan of
                                                                           Oregon, Inc.
                                                                    100%  -  One  Health  Plan of
                                                                           Florida, Inc.
                                                                    100%  -  One  Health  Plan of
                                                                           Indiana, Inc.
                                                                    100%  -  One  Health  Plan of
                                                                           Massachusetts, Inc.
                                                                    100%  -  One  Health  Plan of
                                                                           Maine, Inc.
                                                                    100%  -  One  Health  Plan of New
                                                                           Jersey, Inc.
                                                                    100%  -  One  Health  Plan of New
                                                                           Hampshire, Inc.
                                                                    100%  -  One  Health  Plan of
                                                                           Pennsylvania, Inc.
                                                                    100%  - One  Health  Plan, Inc.
                                                                           (Vermont)
                                                                    100%    -   One    Orchard Equities,
                                                                           Inc.
                                                             100%   -    Great-West    Benefit Services, Inc.
                                                                    13% - Private Healthcare
                                                                           Systems, Inc.
                                                             100% - Benefits Communication
                                                                    Corporation
                                                                    100%    -     BenefitsCorp Equities,
                                                                           Inc.
                                                             95% - Maxim Series Fund, Inc.*
                                                             100%   -    Greenwood    Property Corporation
                                                             100% - GWL Properties Inc.
                                                                    100% - Great-West Realty
                                                                           Investments Inc.
                                                                    50%       -        Westkin Properties, Ltd.
                                                             100%  -  Confed  Admin  Services, Inc.
                                                             92% - Orchard Series Fund**

   * New England Life Insurance Company - 5%
   ** New England Life Insurance Company - 8%




Item 27.              Number of Contract Owners

               As of February 26, 1999, there were ________ Contract Owners.

Item 28.              Indemnification

               Provisions exist under the Colorado Business Corporation Act and the Bylaws of GWL&A whereby GWL&A may indemnify a director, officer, or controlling person of GWL&A against liabilities arising under the Securities Act of 1933. The following excerpts contain the substance of these provisions:

                                  Colorado Business Corporation Act

   Article 109 - INDEMNIFICATION

   Section 7-109-101.  Definitions.

           As used in this Article:

           (1) "Corporation" includes any domestic or foreign entity that is a predecessor of the corporation by reason of a merger, consolidation, or other transaction in which the predecessor's existence ceased upon consummation of the transaction.

           (2) "Director" means an individual who is or was a director of a corporation or an individual who, while a director of a corporation, is or was serving at the corporation's request as a director, officer, partner, trustee, employee, fiduciary or agent of another domestic or foreign corporation or other person or employee benefit plan. A director is considered to be serving an employee benefit plan at the corporation's request if his or her duties to the corporation also impose duties on or otherwise involve services by, the director to the plan or to participants in or beneficiaries of the plan.

           (3)    "Expenses" includes counsel fees.

           (4) "Liability" means the obligation incurred with respect to a proceeding to pay a judgment, settlement, penalty, fine, including an excise tax assessed with respect to an employee benefit plan, or reasonable expenses.

           (5) "Official capacity" means, when used with respect to a director, the office of director in the corporation and, when used with respect to a person other than a director as contemplated in Section 7-109-107, means the office in the corporation held by the officer or the employment, fiduciary, or agency relationship undertaken by the employee, fiduciary, or agent on behalf of the corporation. "Official capacity" does not include service for any other domestic or foreign corporation or other person or employee benefit plan.

           (6) "Party" includes a person who was, is, or is threatened to be made a named defendant or respondent in a proceeding.

           (7) "Proceeding" means any threatened, pending, or completed action, suit, or proceeding, whether civil, criminal, administrative, or investigative and whether formal or informal.

   Section 7-109-102.  Authority to indemnify directors.

           (1) Except as provided in subsection (4) of this section, a corporation may indemnify a person made a party to the proceeding because the person is or was a director against liability incurred in any proceeding if:

                  (a)    The person conducted himself or herself in good faith;

                  (b)    The person reasonably believed:

                         (I) In the case of conduct in an official capacity with the corporation, that his or her conduct was in the corporation's best interests; or

                         (II) In all other cases, that his or her conduct was at least not opposed to the corporation's best interests; and

                  (c) In the case of any criminal proceeding, the person had no reasonable cause to believe his or her conduct was unlawful.

           (2) A director's conduct with respect to an employee benefit plan for a purpose the director reasonably believed to be in the interests of the participants in or beneficiaries of the plan is conduct that satisfies the requirements of subparagraph (II) of paragraph (b) of subsection (1) of this section. A director's conduct with respect to an employee benefit plan for a purpose that the director did not reasonably believe to be in the interests of the participants in or beneficiaries of the plan shall be deemed not to satisfy the requirements of subparagraph (a) of subsection (1) of this section.

           (3) The termination of any proceeding by judgment, order, settlement, or conviction, or upon a plea of nolo contendere or its equivalent, is not, of itself, determinative that the director did not meet the standard of conduct described in this section.

           (4) A corporation may not indemnify a director under this section:

                  (a) In connection with a proceeding by or in the right of the corporation in which the director was adjudged liable to the corporation; or

                  (b) In connection with any proceeding charging that the director derived an improper personal benefit, whether or not involving action in his official capacity, in which proceeding the director was adjudged liable on the basis that he or she derived an improper personal benefit.

           (5) Indemnification permitted under this section in connection with a proceeding by or in the right of a corporation is limited to reasonable expenses incurred in connection with the proceeding.

   Section 7-109-103.  Mandatory Indemnification of Directors.

                  Unless limited by the articles of incorporation, a corporation shall be required to indemnify a person who is or was a director of the corporation and who was wholly successful, on the merits or otherwise, in defense of any proceeding to which he was a party, against reasonable expenses incurred by him in connection with the proceeding.

   Section 7-109-104.  Advance of Expenses to Directors.

           (1) A corporation may pay for or reimburse the reasonable expenses incurred by a director who is a party to a proceeding in advance of the final disposition of the proceeding if:

                  (a)  The  director   furnishes   the   corporation  a  written
                  affirmation of his good-faith belief that he has met the standard of conduct described in Section 7-109-102;

                  (b) The director furnishes the corporation a written undertaking, executed personally or on the director's behalf, to repay the advance if it is ultimately determined that he or she did not meet such standard of conduct; and

                  (c) A determination is made that the facts then known to those making the determination would not preclude indemnification under this article.

           (2) The undertaking required by paragraph (b) of subsection (1) of this section shall be an unlimited general obligation of the director, but need not be secured and may be accepted without reference to financial ability to make repayment.

           (3) Determinations and authorizations of payments under this section shall be made in the manner specified in Section 7-109-106.

   Section 7-109-105.  Court-Ordered Indemnification of Directors.

           (1) Unless otherwise provided in the articles of incorporation, a director who is or was a party to a proceeding may apply for indemnification to the court conducting the proceeding or to another court of competent jurisdiction. On receipt of an application, the court, after giving any notice the court considers necessary, may order indemnification in the following manner:

                  (a) If it determines the director is entitled to mandatory indemnification under section 7-109-103, the court shall order indemnification, in which case the court shall also order the corporation to pay the director's reasonable expenses incurred to obtain court-ordered indemnification.

                  (b)  If  it  determines   that  the  director  is  fairly  and
                  reasonably entitled to indemnification in view of all the relevant circumstances, whether or not the director met the standard of conduct set forth in section 7-109-102 (1) or was adjudged liable in the circumstances described in Section 7-109-102 (4), the court may order such indemnification as the court deems proper; except that the indemnification with respect to any proceeding in which liability shall have been adjudged in the circumstances described Section 7-109-102 (4) is limited to reasonable expenses incurred in connection with the proceeding and reasonable expenses incurred to obtain court-ordered indemnification.

Section  7-109-106.   Determination  and  Authorization  of  Indemnification  of
Directors.

           (1)  A  corporation  may  not  indemnify  a  director  under  Section
           7-109-102 unless authorized in the specific case after a determination has been made that indemnification of the director is permissible in the circumstances because he has met the standard of conduct set forth in Section 7-109-102. A corporation shall not advance expenses to a director under Section 7-109-104 unless authorized in the specific case after the written affirmation and undertaking required by Section 7-109-104(1)(a) and (1)(b) are received and the determination required by Section 7-109-104(1)(c) has been made.

           (2) The determinations required to be made under subsection (1) of this section shall be made:

                  (a) By the board of directors by a majority vote of those present at a meeting at which a quorum is present, and only those directors not parties to the proceeding shall be counted in satisfying the quorum.

                  (b) If a quorum cannot be obtained, by a majority vote of a committee of the board of directors designated by the board of directors, which committee shall consist of two or more directors not parties to the proceeding; except that directors who are parties to the proceeding may participate in the designation of directors for the committee.

           (3) If a quorum cannot be obtained as contemplated in paragraph (a) of subsection (2) of this section, and the committee cannot be established under paragraph (b) of subsection (2) of this section, or even if a quorum is obtained or a committee designated, if a majority of the directors constituting such quorum or such committee so directs, the determination required to be made by subsection (1) of this section shall be made:

                  (a) By independent legal counsel selected by a vote of the board of directors or the committee in the manner specified in paragraph (a) or (b) of subsection (2) of this section or, if a quorum of the full board cannot be obtained and a committee cannot be established, by independent legal counsel selected by a majority vote of the full board of directors; or

                  (b)    By the shareholders.

           (4) Authorization of indemnification and evaluation as to reasonableness of expenses shall be made in the same manner as the determination that indemnification is permissible; except that, if the determination that indemnification is permissible is made by independent legal counsel, authorization of indemnification and advance of expenses shall be made by the body that selected such counsel.


Section 7-109-107. Indemnification of Officers, Employees, Fiduciaries, and Agents.

           (1) Unless otherwise provided in the articles of incorporation:

                  (a) An officer is entitled to mandatory  indemnification under section 7-109-103, and is entitled to apply for court-ordered indemnification under section 7-109-105, in each case to the same extent as a director;

                  (b) A corporation may indemnify and advance expenses to an officer, employee, fiduciary, or agent of the corporation to the same extent as a director; and

                  (c) A corporation may indemnify and advance expenses to an officer, employee, fiduciary, or agent who is not a director to a greater extent, if not inconsistent with public policy, and if provided for by its bylaws, general or specific action of its board of directors or shareholders, or contract.

   Section 7-109-108.  Insurance.

                  A corporation may purchase and maintain insurance on behalf of a person who is or was a director, officer, employee, fiduciary, or agent of the corporation and who, while a director, officer, employee, fiduciary, or agent of the corporation, is or was serving at the request of the corporation as a director, officer, partner, trustee, employee, fiduciary, or agent of any other domestic or foreign corporation or other person or of an employee benefit plan against any liability asserted against or incurred by the person in that capacity or arising out of his or her status as a director, officer, employee, fiduciary, or agent whether or not the corporation would have the power to indemnify the person against such liability under the Section 7-109-102, 7-109-103 or 7-109-107. Any such insurance may be procured from any insurance company designated by the board of directors, whether such insurance company is formed under the laws of this state or any other jurisdiction of the United States or elsewhere, including any insurance company in which the corporation has an equity or any other interest through stock ownership or otherwise.

   Section 7-109-109.  Limitation of Indemnification of Directors.

           (1) A provision concerning a corporation's indemnification of, or advance of expenses to, directors that is contained in its articles of incorporation or bylaws, in a resolution of its shareholders or board of directors, or in a contract, except for an insurance policy or otherwise, is valid only to the extent the provision is not inconsistent with Sections 7-109-101 to 7-109-108. If the articles of incorporation limit indemnification or advance of expenses, indemnification or advance of expenses are valid only to the extent not inconsistent with the articles of incorporation.

           (2) Sections 7-109-101 to 7-109-108 do not limit a corporation's power to pay or reimburse expenses incurred by a director in connection with an appearance as a witness in a proceeding at a time when he or she has not been made a named defendant or respondent in the proceeding.

   Section 7-109-110.  Notice to Shareholders of Indemnification of Director.

                  If a corporation indemnifies or advances expenses to a director under this article in connection with a proceeding by or in the right of the corporation, the corporation shall give written notice of the indemnification or advance to the shareholders with or before the notice of the next shareholders' meeting. If the next shareholder action is taken without a meeting at the instigation of the board of directors, such notice shall be given to the shareholders at or before the time the first shareholder signs a writing consenting to such action.

                                           Bylaws of GWL&A

           Article II, Section 11.  Indemnification of Directors.

                  The Company may, by resolution of the Board of Directors, indemnify and save harmless out of the funds of the Company to the extent permitted by applicable law, any director, officer, or employee of the Company or any member or officer of any committee, and his heirs, executors and administrators, from and against all claims, liabilities, costs, charges and expenses whatsoever that any such director, officer, employee or any such member or officer sustains or incurs in or about any action, suit, or proceeding that is brought, commenced, or prosecuted against him for or in respect of any act, deed, matter or thing whatsoever made, done, or permitted by him in or about the execution of his duties of his office or employment with the Company, in or about the execution of his duties as a director or officer of another company which he so serves at the request and on behalf of the Company, or in or about the execution of his duties as a member or officer of any such Committee, and all other claims, liabilities, costs, charges and expenses that he sustains or incurs, in or about or in relation to any such duties or the affairs of the Company, the affairs of such Committee, except such claims, liabilities, costs, charges or expenses as are occasioned by his own wilful neglect or default. The Company may, by resolution of the Board of Directors, indemnify and save harmless out of the funds of the Company to the extent permitted by applicable law, any director, officer, or employee of any subsidiary corporation of the Company on the same basis, and within the same constraints as, described in the preceding sentence.

Item 29.   Principal Underwriter

(a) BenefitsCorp Equities, Inc. ("BCE") is the distributor of securities of the Registrant. (b) Directors and Officers of BCE Position and Offices Name
Principal Business Address with Underwriter

Charles P.  Nelson                     (1)                                 Director        and
President

John A. Brown                   (1)                                 Director

Dennis Low                      (1)                                 Director

Gregory E. Seller        18101 Von Karman Ave., Suite 1460          Director               and
Vice-President,
                         Irvine, CA  92612                                 Major Accounts

Robert K. Shaw                  (1)                                 Director

Douglas L. Wooden               (1)                                 Director

Jack Baker                      (1)                                 Vice            President,
Licensing and
                                                                    Contracts

Glen R. Derback                 (1)                                 Treasurer

Beverly A. Byrne                (1)                                 Secretary  and  Compliance
                                                                    Officer


(1)  8515 East Orchard Road, Englewood, CO  80111

   (c) Commissions and other compensation received by Principal Underwriter during registrant's last fiscal year:

                      Net
Name of           Underwriting         Compensation
Principal         Discounts and             on               Brokerage
Underwriter               Commissions           Redemption           Commissions
Compensation

BCE                     -0-                           -0-                   -0-
         -0-


Item 30.   Location of Accounts and Records

           All accounts,  books, or other documents required to be maintained by
           Section 31(a) of the 1940 Act and the rules promulgated thereunder are maintained by the registrant through GWL&A, 8515 E. Orchard Road, Englewood, Colorado 80111.

Item 31.   Management Services

           Not Applicable.

Item 32.   Undertakings

           (a) Registrant undertakes to file a post-effective amendment to this Registration Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted.

           (b) Registrant undertakes to include either (1) as part of any application to purchase a contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

           (c) Registrant undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this form promptly upon written or oral request.

          (d) Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

(e) GWL&A represents that the fees and charges deducted under the Contracts, in the aggregate, are reasonable in relation to the services rendered, the expenses to be incurred, and the risks assumed by GWL&A.

                                          SIGNATURES


        Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Registration Statement on Form N-4 to be signed on its behalf, in the City of Englewood, State of Colorado, on this 26th day of February, 1999.

                                            MAXIM SERIES ACCOUNT
                                            (Registrant)



                                            By:    /s/ William T. McCallum
                         William T. McCallum, President
                         and Chief Executive Officer of
                                                   Great-West Life & Annuity
                                                   Insurance Company


                                            GREAT-WEST LIFE & ANNUITY
                                            INSURANCE COMPANY
                                            (Depositor)



                                            By:    /s/ William T. McCallum
                         William T. McCallum, President
                           and Chief Executive Officer

        As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities with Great-West Life & Annuity Insurance Company and on the dates indicated:

Signature and Title                                              Date


/s/ Robert Gratton*                                              February 26th, 1999
Director and Chairman of the
Board (Robert Gratton)



/s/ William T. McCallum                                          February 26th, 1999
-----------------------                                          -------------
Director, President and Chief Executive
Officer (William T. McCallum)



Signature and Title                                              Date



/s/ Mitchell T.G. Graye                                          February 26th, 1999
-----------------------                                          -------------
Executive Vice President, Chief
Financial Officer
(Mitchell T.G. Graye)



/s/ James Balog*                                                 February 26th, 1999
Director, (James Balog)



/s/ James W. Burns*                                              February 26th, 1999
Director, (James W. Burns)



/s/ Orest T. Dackow*                                             February 26th, 1999
Director (Orest T. Dackow)



/s/ Andre Desmarais*                                             February 26th, 1999
Director (Andre Desmarais)



/s/ Paul Desmarais, Jr.*                                         February 26th, 1999
Director (Paul Desmarais, Jr.)



/s/ Robert G. Graham*                                            February 26th, 1999
Director (Robert G. Graham)



/s/ N. Berne Hart*                                                      February 26th, 1999
Director (N. Berne Hart)



Signature and Title                                              Date



/s/ Kevin P. Kavanagh*                                           February 26th, 1999
Director (Kevin P. Kavanagh)



/s/ William Mackness*                                     February 26th, 1999
Director (William Mackness)



/s/ Jerry E.A. Nickerson*                                        February 26th, 1999
Director (Jerry E.A. Nickerson)



/s/ P. Michael Pitfield*                                         February 26th, 1999
Director (P. Michael Pitfield)



/s/ Michel Plessis-Belair*                                       February 26th, 1999
Director (Michel Plessis-Belair)



/s/ Brian E. Walsh*                                              February 26th, 1999
Director (Brian E. Walsh)



By: /s/ D.C. Lennox                                              February 26th, 1999
        D. C. Lennox

* Attorney-in-fact pursuant to Powers of Attorney filed with Pre-Effective Amendment No. 1 to this Registration Statement.